UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

March 31, 2017

SEMI-ANNUAL REPORT

SEI Institutional International Trust

➤ International Equity Fund

➤ Emerging Markets Equity Fund

➤ International Fixed Income Fund

➤ Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%

Argentina — 0.0%
Ternium ADR	23,969	$626

Australia — 2.2%
AGL Energy	41,278	830
Alumina (A)	384,235	525
Aristocrat Leisure	649,640	8,906
Australian Stock Exchange	31,909	1,229
Bendigo & Adelaide Bank	80,796	748
BHP Billiton	69,885	1,282
BlueScope Steel	77,109	721
Brambles	259,356	1,850
Challenger	94,687	906
CIMIC Group	16,152	443
Cochlear	40,486	4,177
Commonwealth Bank of Australia	43,425	2,846
CSL	162,702	15,556
CSR	178,014	612
Dexus Property Group ‡	155,424	1,158
Downer EDI	267,999	1,184
Fortescue Metals Group	1,317,843	6,263
Insurance Australia Group	1,782,098	8,225
Macquarie Group	12,881	886
Newcrest Mining	1,612	27
Origin Energy	166,017	893
OZ Minerals	280,742	1,677
Qantas Airways	2,343,806	6,955
Ramsay Health Care	13,909	742
Rio Tinto	72,429	3,341
South32	3,470,262	7,306
Transurban Group	19,024	169
Treasury Wine Estates	106,696	995

		80,452

Austria — 0.4%
ANDRITZ	115,145	5,774
BUWOG	5,363	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Immobilien Anlagen	32,000	$705
Lenzing	9,552	1,610
OMV (A)	122,744	4,842
Raiffeisen International Bank Holding (A)	19,258	436
voestalpine	18,117	715

		14,218

Belgium — 0.8%
Ageas (A)	414,728	16,253
AGFA-Gevaert*	70,231	345
Bekaert	19,586	961
Colruyt	4,784	235
Groupe Bruxelles Lambert	127,550	11,609
Solvay	3,675	450
Umicore	15,059	860

		30,713

Brazil — 0.4%
Ambev ADR	1,358,313	7,824
Embraer	1,546,800	8,453

		16,277

Canada — 3.6%
Alimentation Couche-Tard, CI B	158,500	7,140
Bank of Montreal	55,900	4,163
Cameco (A)	641,748	7,104
Canadian Imperial Bank of Commerce (A)	105,200	9,045
Canadian Natural Resources	322,116	10,562
Canadian Pacific Railway	162,894	23,894
Cogeco Communications	10,970	585
Constellation Software	10,360	5,077
Encana	1,325,349	15,483
Entertainment One	106,941	327
Gildan Activewear	331,528	8,932
High Liner Foods	9,000	122
Home Capital Group, CI B (A)	155,100	3,027
Lucara Diamond	63,300	147
Manulife Financial	459,500	8,128
Peyto Exploration & Development (A)	172,800	3,544
Rogers Sugar	30,600	143
Royal Bank of Canada	128,200	9,314
Suncor Energy	214,090	6,554
Toronto-Dominion Bank	146,400	7,312

		130,603

China — 1.5%
Alibaba Group Holding ADR*	73,000	7,872
Baidu ADR*	124,200	21,427
Ctrip.com International ADR*	171,044	8,407
STMicroelectronics (A)	520,327	7,975
Tencent Holdings	329,400	9,443

		55,124

Denmark — 2.0%
AP Moeller - Maersk, Cl A	394	637

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AP Moeller - Maersk, CI B	363	$604
Chr Hansen Holding	114,661	7,382
Coloplast, CI B	113,705	8,905
Danske Bank	72,333	2,471
Dfds	14,922	823
DSV	4,851	252
Genmab*	9,015	1,741
H Lundbeck	80,392	3,739
ISS	508,389	19,282
Nets *(B)	289,160	4,679
Novozymes, CI B	176,056	6,999
Scandinavian Tobacco Group (B)	621,247	10,892
Vestas Wind Systems	58,873	4,801

		73,207

Finland — 0.8%
Cargotec, CI B	31,119	1,544
Fortum	64,738	1,027
Lemminkainen	1,680	33
Metso	22,064	670
Neste	174,794	6,835
Orion, CI B (A)	80,198	4,192
Outokumpu (A)	176,459	1,725
Sampo, CI A	763	36
Stora Enso, CI R	417,405	4,946
UPM-Kymmene (A)	233,171	5,492
Wartsila, CI B	59,017	3,166

		29,666

France — 8.2%
Air France-KLM*	193,338	1,468
Air Liquide (A)	47,417	5,432
Altamir	3,992	62
Arkema (A)	98,587	9,751
Atos	46,652	5,786
BNP Paribas	197,772	13,206
Boiron	1,900	174
Carrefour	692,722	16,374
Christian Dior	10,501	2,446
Cie de St.-Gobain	19,507	1,004
Cie Generale des Etablissements-Michelin, CI B	1,337	163
CNP Assurances	106,230	2,168
Dassault Systemes	3,331	289
Edenred	7,090	168
Eiffage	1,381	108
Elior Group (B)	181,785	4,134
Engie	1,558,361	22,134
Essilor International	61,595	7,504
Eurofins Scientific (A)	30,856	13,460
Gecina‡	4,042	550
Hermes International	17,685	8,400
Ipsen	38,728	3,884
IPSOS	18,645	580

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kering	3,830	$993
Les Nouveaux Constructeurs	1,757	83
L’Oreal	4,919	948
LVMH Moet Hennessy Louis Vuitton (A)	42,144	9,279
Natixis (A)	44,184	273
Nexans	40,628	2,112
Nexity	18,692	921
Pernod Ricard	56,550	6,708
Peugeot (A)	488,541	9,863
Publicis Groupe (A)	212,988	14,923
Remy Cointreau	3,259	320
Rexel (A)	223,796	4,074
Sanofi	359,574	32,543
Schneider Electric	414,145	30,400
Societe Generale	218,116	11,093
Sodexo	57,883	6,825
SPIE	256,385	6,201
Thales	122,867	11,914
Total	299,097	15,168
UBISOFT Entertainment*	6,237	267
Valeo (A)	183,163	12,230
Vetoquinol	569	32
Vinci	14,733	1,171
Wendel	1,468	187

		297,773

Germany — 6.0%
Adidas	67,542	12,880
Allianz	56,855	10,560
AURELIUS Equity Opportunities & KGaA (A)	18,543	807
BASF	221,657	22,029
Brenntag	89,867	5,051
Continental	30,765	6,762
Covestro (B)	15,837	1,222
CTS Eventim & KGaA	73,230	2,842
Deutsche Bank (A)	185,987	3,213
Deutsche Boerse	119,477	11,008
Deutsche Lufthansa	372,047	6,048
Deutsche Post	36,876	1,266
Deutsche Wohnen	24,086	795
Eckert & Ziegler	1,376	39
Elmos Semiconductor	5,581	134
Evonik Industries	50,860	1,663
Fresenius	12,328	993
GEA Group	277,185	11,811
Gerresheimer	20,399	1,620
Hannover Rueck	41,355	4,784
HeidelbergCement	20,296	1,905
Heidelberger Druckmaschinen *(A)	275,287	689
Hella KGaA Hueck	271,831	12,073
Henkel	4,200	468
Hochtief	52,812	8,752
Indus Holding	58,792	3,809

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Infineon Technologies	150,578	$3,083
K+S (A)	15,393	359
Kloeckner	76,510	829
Koenig & Bauer	17,940	1,128
LANXESS	28,450	1,914
Linde	34,995	5,843
Merck	48,652	5,557
METRO	4,927	158
OSRAM Licht	17,749	1,115
SAP	255,430	25,129
SAP ADR (A)	119,500	11,731
Siemens	117,622	16,153
Suedzucker	26,401	664
Talanx	174,150	6,157
TUI	240,719	3,335

		216,378

Hong Kong — 2.4%
AIA Group	1,667,700	10,515
ASM Pacific Technology	39,000	530
Bank of East Asia	69,000	285
BOC Hong Kong Holdings	572,000	2,337
Chaoda Modern Agriculture*	2,440,000	63
China Merchants Holdings International	1,977,338	5,788
China Mobile	1,999,740	21,885
CLP Holdings	151,500	1,584
CNOOC	13,537,000	16,165
Galaxy Entertainment Group	947,000	5,185
Hang Lung Group	155,000	661
Henderson Land Development	978,938	6,065
Hysan Development	44,000	200
Jardine Strategic Holdings	17,900	752
Melco Crown Entertainment ADR	31,487	584
MTR	217,500	1,222
New World Development	912,000	1,122
PCCW	1,564,000	922
Samsonite International	1,623,900	5,913
Techtronic Industries	935,000	3,784
Wharf Holdings	96,000	824
Wheelock	159,000	1,257

		87,643

India — 0.2%
HDFC Bank ADR	114,184	8,589

Indonesia — 0.0%
Telekomunikasi Indonesia Persero	1,858,000	576

Ireland — 0.5%
CRH	91,071	3,221
Experian	686,418	13,974

		17,195

Israel — 1.2%
Bank Hapoalim	567,547	3,452

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Leumi Le-Israel*	1,459,025	$6,435
Bezeq Israeli Telecommunication	3,292,090	5,903
Check Point Software Technologies*	152,019	15,606
Elbit Systems	1,693	193
Israel Discount Bank, CI A*	194,179	456
Mizrahi Tefahot Bank	101,887	1,725
Shufersal	86,120	417
Teva Pharmaceutical Industries ADR	241,152	7,739

		41,926

Italy — 3.2%
Autogrill	77,690	774
Azimut Holding	268,640	4,692
Brembo	184,134	13,658
Buzzi Unicem	617,198	15,843
CNH Industrial	46,065	445
Enel	985,553	4,653
EXOR	93,427	4,844
Ferrari	20,122	1,501
Fiat Chrysler Automobiles*	1,843,061	20,205
Luxottica Group	109,261	6,048
Prima Industrie	4,259	110
Prysmian	38,153	1,011
Recordati	168,413	5,723
Saras	692,920	1,327
Tenaris	1,024,549	17,610
UniCredit	1,128,033	17,434

		115,878

Japan — 16.4%
77 Bank	190,000	822
Adastria	56,400	1,404
Air Water	24,500	451
Alps Electric	13,700	388
Amada Holdings	66,600	760
Arcland Sakamoto	33,400	401
Asahi Breweries	146,900	5,547
Asahi Glass	1,024,000	8,289
Asahi Kasei	185,000	1,793
Bandai Namco Holdings	40,800	1,219
Benesse	42,700	1,334
Brother Industries	38,800	810
Canon Marketing Japan	122,200	2,428
Central Japan Railway	21,200	3,451
Ci:z Holdings	4,700	139
Dai Nippon Printing	973,000	10,478
Daikin Industries	106,700	10,710
Daikyo	1,001,000	1,985
Daito Trust Construction	62,200	8,538
Daiwa House Industry	165,400	4,744
Daiwa House Investment, CI A‡	27	70
Daiwa Securities Group	157,000	955
East Japan Railway	228,500	19,879
Fanuc	5,100	1,044

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fuji Film Holdings	262,900	$10,258
Fujitsu	1,404,000	8,579
Fujitsu General	170,000	3,356
Furukawa Electric	115,200	4,135
Hamamatsu Photonics	11,500	331
Haseko	51,000	551
Hirose Electric	1,300	180
Hisamitsu Pharmaceutical	9,200	525
Hitachi	2,956,000	15,983
Hitachi Chemical	17,100	473
Hitachi Construction Machinery	17,700	441
Hitachi High-Technologies	9,800	399
Hitachi Metals	30,500	428
Hoshizaki	2,700	212
Idemitsu Kosan	14,400	500
IHI	214,000	674
Isuzu Motors	74,600	986
Itochu	36,400	516
Japan Airlines	591,600	18,720
Japan Tobacco	307,400	9,981
JGC	22,200	385
JSR	10,200	172
JXTG Holdings	137,700	676
Kansai Paint	414,500	8,790
Kao	94,900	5,198
KDDI	826,200	21,665
Keikyu	76,000	833
Keyence	63,500	25,405
Koito Manufacturing	321,310	16,696
Komatsu	519,500	13,527
Konami Holdings	130,900	5,551
Kose	27,300	2,467
Kuraray	55,200	836
Kyocera	8,100	451
Lion	157,000	2,821
M3	100	2
Mabuchi Motor	249,600	14,045
Makita	43,800	1,533
Marubeni	326,600	2,009
Maruha Nichiro	37,200	1,125
McDonald’s Holdings Japan (A)	9,900	289
Mebuki Financial Group	102,400	409
Mitsubishi	26,900	581
Mitsubishi Chemical Holdings (A)	417,500	3,227
Mitsubishi Electric	168,400	2,413
Mitsubishi Gas Chemical (A)	139,200	2,888
Mitsui Chemicals	241,000	1,190
Mitsui Home	15,000	84
Mitsui OSK Lines	204,000	641
Mixi	64,900	3,122
Mochida Pharmaceutical	6,000	445
Morinaga Milk Industry	124,000	919

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MS&AD Insurance Group Holdings	532,000	$16,901
Musashi	1,700	26
Nabtesco	135,300	3,582
Nexon	49,800	791
NH Foods	42,000	1,127
Nidec	21,000	1,997
Nikon	526,500	7,626
Nippon Building Fund, CI A‡	62	339
Nippon Electric Glass	65,000	393
Nippon Light Metal Holdings	279,100	614
Nippon Paint Holdings	26,200	911
Nippon Prologis‡	65	141
Nippon Soda	151,000	833
Nippon Suisan Kaisha	87,900	438
Nippon Telegraph & Telephone	94,000	4,009
Nippon Telegraph & Telephone ADR	415,638	17,806
Nissan Chemical Industries	22,200	645
Nitori Holdings	10,500	1,326
NOK	7,100	165
Nomura Real Estate Master Fund‡	571	885
North Pacific Bank	190,500	721
NTT Data	42,100	1,995
Oenon Holdings	44,000	98
Okasan Securities Group	117,000	713
Omron	175,200	7,681
Otsuka Holdings	35,700	1,609
Panasonic (A)	665,600	7,514
Pigeon	437,464	13,957
Plenus (A)	26,400	584
Pola Orbis Holdings	187,500	4,521
Prima Meat Packers	84,000	371
Recruit Holdings	44,000	2,243
Resona Holdings	74,100	398
Rohm	164,900	10,951
Saizeriya	46,400	1,165
Santen Pharmaceutical	438,000	6,336
Sawada Holdings	7,300	67
SBI Holdings	31,900	444
Sega Sammy Holdings	109,400	1,465
Seiko Epson	33,200	698
Sekisui Chemical	79,800	1,340
Sekisui House	612,600	10,066
Seven & I Holdings	244,700	9,579
Shimano	300	44
Shin-Etsu Chemical	12,700	1,099
Shionogi	173,300	8,939
SMC	27,300	8,065
Sompo Holdings	11,600	425
Sony	59,200	2,001
Stanley Electric	24,700	704
Start Today	34,600	765
Subaru	13,500	495

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo	119,600	$1,607
Sumitomo Dainippon Pharma	23,600	389
Sumitomo Heavy Industries	88,000	613
Sumitomo Mitsui Financial Group	191,600	6,955
Sumitomo Mitsui Trust Holdings (A)	354,122	12,267
Sumitomo Rubber Industries	24,600	419
Suruga Bank	10,500	221
Suzuken	28,000	917
Suzuki Motor	28,900	1,199
Sysmex	97,500	5,906
T&D Holdings	37,800	548
Taiheiyo Cement	139,000	464
Teijin (A)	36,400	686
Temp Holdings (A)	955,422	17,783
Terumo	26,500	919
THK	19,000	478
TIS	53,400	1,357
Tochigi Bank	65,000	299
Toho Gas	42,000	297
Tokyo Electric Power Holdings*	459,200	1,797
Tokyo Electron	30,700	3,349
Tokyo Gas	195,000	887
Toppan Printing	42,000	428
Topre (A)	271,800	7,066
Toshiba (A)	622,000	1,347
Tosoh	211,000	1,852
TOTO	27,700	1,045
Toyota Motor	154,900	8,399
Toyota Motor ADR (A)	145,233	15,775
Toyota Tsusho	55,300	1,672
Trend Micro	92,000	4,087
Ube Industries (A)	2,153,000	4,850
Wacoal Holdings	837,704	10,329
Warabeya Nichiyo	13,300	308
Yamaha Motor	20,300	488
Yamazaki Baking	78,200	1,607
Yaskawa Electric	49,600	994
Yokogawa Electric	44,700	703
Yokohama Rubber	8,200	160

		593,337

Luxembourg — 0.1%
APERAM (A)	61,933	3,103

Malaysia — 0.1%
Malaysian Pacific Industries	35,200	92
Petronas Chemicals Group	640,800	1,115
Tenaga Nasional	522,600	1,620

		2,827

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.5%
Alfa, CI A	4,914,400	7,137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cemex ADR*	142,445	$1,292
Wal-Mart de Mexico	3,527,100	8,090

		16,519

Netherlands — 6.3%
ABN AMRO Group (B)	37,546	914
Aegon (A)	275,834	1,408
AerCap Holdings*	145,500	6,689
Akzo Nobel	347,848	28,919
Altice* (A)	36,053	818
ArcelorMittal (A)	1,022,987	8,628
ASML Holding	111,501	14,835
ASR Nederland*	24,787	709
Heineken (A)	59,042	5,039
Heineken Holding	31,125	2,482
ING Groep (A)	1,572,562	23,833
James Hardie Industries	40,272	632
Koninklijke Ahold Delhaize	350,451	7,519
Koninklijke DSM	270,062	18,316
Koninklijke Philips	280,447	9,038
NXP Semiconductors*	51,000	5,278
Randstad Holding	49,193	2,846
Refresco Group (B)	544,986	8,324
RELX	60,078	1,115
Royal Dutch Shell, CI A	523,963	13,794
Royal Dutch Shell, CI B	959,247	26,203
Royal Dutch Shell ADR, CI B (A)	271,852	15,177
Unilever	252,536	12,579
Van Lanschot, CI A	5,128	123
Wolters Kluwer	349,635	14,571

		229,789

New Zealand — 0.1%
Air New Zealand	576,315	991
Fisher & Paykel Healthcare	56,167	381
Fletcher Building	103,159	600
Meridian Energy	70,121	137

		2,109

Norway — 1.1%
Aker Solutions	1,277,183	7,695
DNB	386,379	6,123
Gjensidige Forsikring	29,721	453
Marine Harvest	74,812	1,140
Norsk Hydro	1,221,183	7,089
Salmar	25,847	557
Solon Eiendom* (A)	1	—
Statoil	323,066	5,518
Telenor	710,780	11,826

		40,401

Poland — 0.0%
Emperia Holding*	3,171	60

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Portugal — 0.1%
Galp Energia, CI B	76,698	$1,167
Jeronimo Martins	109,128	1,957

		3,124

Russia — 0.2%
Severstal GDR	33,696	485
Yandex, CI A*	265,148	5,815

		6,300

Singapore — 0.9%
CapitaLand	69,200	180
CapitaLand Commercial Trust‡	93,000	103
City Developments	1,935,100	14,126
DBS Group Holdings	471,900	6,552
Hong Leong Finance	56,400	109
Oversea-Chinese Banking	1,250,700	8,700
SATS	124,500	435
Singapore Airlines	133,700	963
Sunningdale Tech	120,900	143
Wilmar International	190,400	481

		31,792

South Africa — 0.1%
Investec	649,100	4,425
Sappi	124,207	844

		5,269

South Korea — 2.9%
Amorepacific	19,152	4,804
Cosmax (A)	133,657	16,255
KT ADR	490,614	8,257
LG Display ADR	309,560	4,216
Samsung Electronics	18,947	34,902
SK Innovation	4,098	610
SK Telecom	88,559	19,956
SK Telecom ADR	675,621	17,012

		106,012

Spain — 1.9%
Acciona	14,734	1,184
ACS Actividades de Construccion y Servicios	295,899	10,094
Aena (B)	13,208	2,095
Almirall	61,743	1,005
Amadeus IT Holding, CI A	34,734	1,767
Banco Bilbao Vizcaya Argentaria	401,573	3,122
Banco Santander	129,475	796
Bankinter	131,920	1,111
CaixaBank	2,618,171	11,282
Endesa	413,544	9,744
Iberdrola	437,004	3,134
Industria de Diseno Textil	123,060	4,349
Mapfre	3,950,024	13,583
Mediaset Espana Comunicacion	108,849	1,407
Repsol	230,141	3,563

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tecnicas Reunidas	27,721	$1,095

		69,331

Sweden — 1.6%
Alfa Laval	560,061	10,607
Atlas Copco, CI A (A)	135,229	4,791
Atlas Copco, CI B	8,471	270
Boliden	148,734	4,448
Bonava, CI B	39,765	583
Electrolux, CI B	215,288	6,007
Granges	59,798	549
Husqvarna, CI B	20,924	184
Investor, CI B	51,365	2,170
L E Lundbergforetagen, CI B	3,318	226
Lundin Petroleum*	17,928	365
NCC, CI B	39,765	987
Nordea Bank	657,928	7,539
Oriflame Holding	64,368	2,585
Saab, CI B	29,956	1,269
Sandvik	247,903	3,718
Skanska, CI B	55,947	1,322
Swedbank, CI A (A)	12,589	293
Telefonaktiebolaget LM Ericsson ADR (A)	1,643,012	10,910
Volvo, CI B	38,470	570

		59,393

Switzerland — 8.3%
ABB	1,123,119	26,290
Actelion	20,502	5,790
Adecco Group	189,733	13,487
Aryzta	242,744	7,797
Cie Financiere Richemont	291,385	23,056
Emmi	1,144	780
EMS-Chemie Holding	1,356	790
Galenica	1,138	1,201
Geberit	4,349	1,876
Givaudan (A)	5,921	10,671
Julius Baer Group	120,784	6,033
LafargeHolcim	3,024	179
Lonza Group	48,950	9,262
Nestle	312,126	23,964
Novartis	377,772	28,061
Pargesa Holding	5,201	368
Partners Group Holding	15,547	8,364
Roche Holding	164,774	42,109
Schindler Holding	11,553	2,224
SGS	8,041	17,167
Sika	356	2,138
Sonova Holding	48,240	6,694
Swiss Life Holding	34,371	11,098
Swiss Prime Site	6,233	549
Swiss Re	54,105	4,862
Tecan Group	3,617	579
UBS Group	1,730,804	27,654

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wolseley	24,751	$1,554
Zurich Insurance Group	57,556	15,376

		299,973

Taiwan — 0.5%
Hon Hai Precision Industry	2,968,764	8,904
Taiwan Semiconductor Manufacturing ADR	278,971	9,161

		18,065

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari	761,858	1,234
Tupras Turkiye Petrol Rafinerileri	47,600	1,179
Turkiye Is Bankasi, CI C	286,373	521
Turkiye Vakiflar Bankasi Tao, CI D (A)	758,569	1,117

		4,051

United Kingdom — 13.9%
3i Group	360,582	3,379
Anglo American	204,431	3,117
Aon	85,000	10,089
Ashtead Group	658,640	13,614
Associated British Foods (A)	95,811	3,122
AstraZeneca	410,797	25,235
AstraZeneca ADR	128,719	4,008
Aviva	2,976,539	19,801
BAE Systems	57,418	461
Balfour Beatty (A)	1,913,216	6,445
Bank of Ireland*	40,985,000	10,192
Barclays	8,280,532	23,308
BHP Billiton	124,463	1,921
BP	756,510	4,328
BP ADR	175,984	6,075
British American Tobacco	421,743	27,951
Bunzl	335,540	9,734
Carnival	264,068	15,117
Cobham (A)	3,644,739	6,062
Compass Group	1,083,611	20,406
DCC	67,380	5,919
Diageo	305,358	8,719
Fresnillo	33,094	644
Genus	21,832	471
GKN	95,952	436
GlaxoSmithKline	1,083,104	22,476
Glencore	932,877	3,653
Hays	812,170	1,594
Howden Joinery Group	1,083,485	5,876
HSBC Holdings	2,555,241	20,798
Imperial Brands	12,787	618
Imperial Brands ADR	12,508	618
Inchcape	57,618	606
Indivior	326,107	1,313
InterContinental Hotels Group	16,336	798
Intertek Group	22,782	1,121
JD Sports Fashion	95,690	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson Matthey	24,052	$926
Just Eat*	646,717	4,577
Legal & General Group	592,960	1,834
Lloyds Banking Group	27,881,074	23,122
Mitie Group (A)	1,662,416	4,613
Mondi	161,841	3,900
National Grid	83,146	1,054
Persimmon	59,633	1,561
Prudential	1,197,322	25,243
QinetiQ Group	319,745	1,115
Reckitt Benckiser Group	160,592	14,631
RELX	635,519	12,429
Rio Tinto	21,492	863
Royal Bank of Scotland Group*	5,800,199	17,559
RSA Insurance Group	39,613	290
Sage Group	25,565	202
Schroders (A)	93,884	3,557
Smiths Group	77,306	1,565
Spectris	190,354	5,946
SSE	590,774	10,904
St. James’s Place	419,367	5,569
Subsea 7 (A)	254,669	3,938
TalkTalk Telecom Group (A)	1,733,855	4,109
Tate & Lyle	229,068	2,190
Tesco (A)	5,739,106	13,320
Travis Perkins (A)	877,490	16,613
Unilever	28,406	1,399
Virgin Money Holdings UK	1,878,893	7,532
Vodafone Group	5,365,472	13,962
Weir Group	36,657	879
Wm Morrison Supermarkets (A)	60,144	180
Worldpay Group (B)	1,290,870	4,768
WPP	113,897	2,495

		503,331

United States — 4.3%
Accenture, CI A	94,638	11,345
Alphabet, CI C*	9,188	7,622
Axis Capital Holdings	203,039	13,610
Barracuda Networks*	330,301	7,633
Chubb	96,239	13,113
Core Laboratories (A)	77,017	8,897
Facebook, CI A*	52,952	7,522
Flextronics International*	671,017	11,273
Frontline (A)	927,791	6,253
ICON*	137,168	10,935
International Game Technology	188,391	4,465
Jazz Pharmaceuticals*	56,189	8,155
JPMorgan Chase	48,557	4,265
Lazard, CI A	145,116	6,674
Luxoft Holding, CI A*	108,269	6,772
Mobileye*	29,500	1,811
Nielsen Holdings	142,500	5,887

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sensata Technologies Holding*	122,400	$5,345
STMicroelectronics, CI Y	68,837	1,064
TE Connectivity	70,200	5,233
Tower Semiconductor*	66,020	1,522
Yelp, CI A*	153,662	5,033

		154,429

Total Common Stock (Cost $3,127,807) ($ Thousands)		3,366,059

PREFERRED STOCK —1.8%

Brazil — 0.1%
Metalurgica Gerdau, CI A*	1,058,100	1,666

Germany — 1.2%
Henkel	68,030	8,739
Porsche	24,088	1,318
Volkswagen	236,730	34,586

		44,643

South Korea — 0.5%
Hyundai Motor	99,732	8,856
Samsung Electronics	6,339	9,086

		17,942

Total Preferred Stock (Cost $65,130) ($ Thousands)		64,251

	Number of Rights

RIGHTS — 0.0%

Australia — 0.0%
Downer EDI, Expires 04/14/2017*	107,200	1

Total Rights (Cost $—) ($ Thousands)		1

	Shares

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P.
0.870% **†(C)	247,246,351	247,242

Total Affiliated Partnership (Cost $247,247) ($ Thousands)		247,242

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, CI F 0.530%**†	101,769,053	$101,769

Total Cash Equivalent (Cost $101,769) ($ Thousands)		101,769

Total Investments — 104.2% (Cost $3,541,953) ($ Thousands)		$3,779,322

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
DJ Euro Stoxx 50 Index	1,114	Jun-2017	$1,112
FTSE 100 Index	253	Jun-2017	(46)
Hang Seng Index	33	Apr-2017	(50)
SPI 200 Index	93	Jun-2017	210
Topix Index	207	Jun-2017	(686)

			$540

Percentages are based on Net Assets of $3,627,802 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 9). The total market value of securities on loan at March 31, 2017 was $224,401 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $37,028 ($ Thousands), representing 1.0% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2017 was $247,242 ($ Thousands).

ADR — American Depositary Receipt

CI — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

SPI — Share Price Index

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,366,059	$—	$—	$3,366,059
Preferred Stock	64,251	—	—	64,251
Right	1	—	—	1
Affiliated Partnership	—	247,242	—	247,242
Cash Equivalent	101,769	—	—	101,769

Total Investments in Securities	$3,532,080	$247,242	$—	$3,779,322

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,322	$—	$—	$1,322
Unrealized Depreciation	(782)	—	—	(782)

Total Other Financial Instruments	$540	$—	$—	$540

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six months ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Market Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.1%

Argentina — 0.5%
Arcos Dorados Holdings, CI A*	240,500	$1,936
Cresud SACIF y A ADR*	84,609	1,698
IRSA Inversiones y Representaciones ADR*	75,700	1,855
YPF ADR	153,686	3,732

		9,221

Austria — 0.2%
Erste Group Bank	93,408	3,050

Brazil — 6.4%
Ambev	244,700	1,401
Ambev ADR	508,383	2,928
B2W Cia Digital*	1,129,490	4,393
Banco Bradesco ADR*	1,128,219	11,553
Banco do Brasil*	238,300	2,530
Banco Santander Brasil ADR (A)	42,901	378
BM&FBovespa*	811,900	4,933
Braskem ADR	96,810	1,970
BRF ADR*	182,300	2,233
BTG Pactual Group*	86,495	527
CCR	1,129,347	6,420
Cia Energetica de Minas Gerais ADR	891,446	2,933
Cielo	286,276	2,559
Cosan Industria e Comercio	358,563	4,376
Cyrela Brazil Realty Empreendimentos e Participacoes	276,900	1,163
EDP - Energias do Brasil	148,951	652
Energisa	361,800	2,541
Gerdau ADR	275,032	949
Hypermarcas	466,460	4,261
JBS	214,000	692
Kroton Educacional	514,600	2,151
Lojas Renner	391,700	3,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mahle-Metal Leve	75,100	$512
MRV Engenharia e Participacoes	629,400	2,857
Multiplus	64,600	737
Petroleo Brasileiro ADR*	1,111,941	10,775
Porto Seguro	93,000	844
Qualicorp	145,700	911
Rumo*	1,923,186	5,185
Sao Martinho	179,400	975
Smiles	57,800	1,155
Sul America	278,369	1,464
Telefonica Brasil ADR	542,840	8,061
TIM Participacoes ADR	333,600	5,331
Totvs	54,679	480
Ultrapar Participacoes	63,500	1,430
Vale ADR, CI B*	247,917	2,355
WEG	97,600	535

		108,580

Canada — 0.5%
First Quantum Minerals	609,147	6,454
Parex Resources*	118,807	1,510
SEMAFO*	451,739	1,358

		9,322

Chile — 0.7%
Banco Santander Chile	19,521,854	1,220
Centros Comerciales Sudamericanos	597,926	1,831
Cia Cervecerias Unidas ADR (A)	57,991	1,466
Embotelladora Andina ADR, CI B	10,559	247
Enel Americas ADR	186,171	1,934
Enel Generacion Chile	557,757	418
SACI Falabella	376,290	3,154
Sociedad Quimica y Minera de Chile ADR	41,400	1,423

		11,693

China — 17.4%
AAC Technologies Holdings (A)	143,633	1,681
Agile Property Holdings	910,000	788
Agricultural Bank of China	13,619,932	6,274
Air China	2,286,366	1,850
Alibaba Group Holding ADR* (A)	338,884	36,542
Angang Steel (A)	6,238,684	4,439
Anhui Conch Cement (A)	1,762,000	5,986
ANTA Sports Products (A)	675,069	1,868
Baidu ADR*	107,465	18,540
Bank of China	15,707,105	7,801
Bank of Communications (A)	985,000	765
Beijing Capital International Airport	1,102,000	1,319
Changyou.com ADR*	108,600	3,045
China Communications Services	1,376,000	901
China Construction Bank	18,147,379	14,594
China Life Insurance	450,000	1,381
China Longyuan Power Group	509,292	396
China Merchants Bank (A)	511,576	1,353

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China National Building Material	6,191,000	$3,983
China Petroleum & Chemical	6,332,839	5,134
China Railway Construction (A)	1,209,000	1,714
China Telecom	3,486,000	1,700
China Vanke (A)	522,424	1,412
Chongqing Rural Commercial Bank	1,692,098	1,143
CITIC Securities	2,103,467	4,331
Ctrip.com International ADR*	198,433	9,753
Datang International Power Generation*	1,490,000	449
Dongfeng Motor Group	2,588,000	2,907
Great Wall Motor	1,387,000	1,579
Guangzhou R&F Properties	2,072,942	3,238
Huaneng Power International	746,000	498
Industrial & Commercial Bank of China	36,120,868	23,611
JD.com ADR*	144,374	4,491
KWG Property Holding	441,370	320
Longfor Properties	716,000	1,177
NetEase ADR	8,737	2,481
New Oriental Education & Technology Group ADR*	58,879	3,555
PetroChina	606,000	444
PetroChina ADR	64,303	4,710
PICC Property & Casualty	2,751,700	4,242
Ping An Insurance Group of China	2,158,300	12,081
SINA*	204,280	14,733
Sino-Ocean Group Holding	2,698,000	1,267
Sinopec Engineering Group	2,243,500	2,304
Sinopec Shanghai Petrochemical	1,334,000	740
Sinopharm Group	325,053	1,508
Sinotrans	785,758	367
Sohu.com*	171,500	6,745
TAL Education Group ADR*	24,030	2,561
Tencent Holdings	1,517,435	43,503
Tingyi Cayman Islands Holding (A)	2,254,000	2,831
TravelSky Technology	1,394,000	3,293
Tsingtao Brewery (A)	288,000	1,327
Uni-President China Holdings	3,953,400	2,783
Vipshop Holdings ADR*	272,731	3,638
Want Want China Holdings (A)	1,690,000	1,170
Weibo ADR*(A)	36,330	1,896
Weichai Power (A)	132,000	233
Xtep International Holdings	586,000	231
Zhejiang Expressway	1,354,000	1,770
Zijin Mining Group* (A)	892,000	331

		297,707

Colombia — 0.3%
Almacenes Exito	119,859	634
Bancolombia ADR, CI R (A)	92,799	3,700
Cementos Argos	163,518	667
Cemex Latam Holdings*	254,900	934

		5,935

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.3%
CEZ	14,429	$249
Komercni Banka	68,250	2,539
Moneta Money Bank *(B)	600,554	2,039

		4,827

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	911,421	3,992

Greece — 0.2%
Eurobank Ergasias*	3,278,510	2,016
National Bank of Greece*	8,609,353	2,219

		4,235

Hong Kong — 7.0%
BAIC Motor (B)	270,500	307
Beijing Enterprises Holdings	612,700	3,169
Brilliance China Automotive Holdings (A)	5,120,593	8,566
Chaoda Modern Agriculture*	2,056,181	53
China Cinda Asset Management	4,306,000	1,673
China Conch Venture Holdings (A)	766,500	1,505
China Everbright	1,210,000	2,441
China Everbright Bank (A)	2,696,000	1,318
China Everbright International (A)	3,642,100	4,902
China High Precision Automation Group*	1,385,624	—
China Medical System Holdings	4,733,200	8,393
China Mengniu Dairy (A)	1,358,000	2,813
China Mobile	1,428,541	15,634
China Mobile ADR	111,540	6,160
China Overseas Land & Investment (A)	596,000	1,703
China Power International Development	1,188,000	442
China Resources Power Holdings	1,772,000	3,197
China State Construction International Holdings (A)	7,223,181	12,919
China Taiping Insurance Holdings (A)	899,582	2,179
CIFI Holdings Group	1,004,000	390
CNOOC (A)	2,673,607	3,193
Fuyao Glass Industry Group (A)(B)	485,576	1,684
Galaxy Entertainment Group* (A)	926,548	5,073
Geely Automobile Holdings	725,000	1,110
Guangzhou Automobile Group	1,094,000	1,751
Haier Electronics Group	1,379,300	3,159
Huaneng Renewables	790,000	273
Lee & Man Paper Manufacturing	1,372,960	1,049
Minth Group	344,350	1,387
Orient Overseas International*	135,000	721
People’s Insurance Group of China	4,001,000	1,658
Shanghai Industrial Holdings	791,000	2,326
Shimao Property Holdings	2,139,701	3,398
Sino Biopharmaceutical	2,061,700	1,698
Skyworth Digital Holdings (A)	611,676	403
SMI Holdings Group (A)	9,480,000	903
Sun Art Retail Group (A)	1,165,021	1,091
Sunny Optical Technology Group (A)	836,007	6,110

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Techtronic Industries	694,000	$2,809
Tianneng Power International	1,382,000	1,256
Yuexiu Property	1,497,499	254

		119,070

Hungary — 0.3%
Magyar Telekom*	142,287	236
MOL Hungarian Oil & Gas	14,829	1,017
OTP Bank	47,765	1,339
Richter Gedeon Nyrt	141,232	3,214

		5,806

India — 8.5%
Adani Ports & Special Economic Zone	577,315	3,019
Apollo Tyres	159,628	513
Aurobindo Pharma	330,298	3,435
Axis Bank	698,449	5,279
Bank of Baroda*	390,791	1,041
Bharat Financial Inclusion*	94,612	1,178
Bharat Petroleum	171,078	1,712
Cairn India	735,850	3,466
Cummins India	231,979	3,392
Dabur India	591,637	2,527
Dewan Housing Finance	523,515	2,960
Glenmark Pharmaceuticals	418,359	5,490
Grasim Industries	36,705	593
HCL Technologies	565,449	7,617
HDFC Bank ADR	76,135	5,727
Hindustan Petroleum	344,521	2,789
Hindustan Unilever	61,536	864
Hindustan Zinc	260,209	1,157
Housing Development Finance	174,850	4,045
ICICI Bank ADR	869,011	7,474
IFCI*	2,060,942	941
Indiabulls Housing Finance	161,203	2,477
Indian Oil	260,038	1,550
Infosys	411,918	6,485
Infosys ADR (A)	103,311	1,632
ITC	411,268	1,775
L&T Technology Services (B)	36,200	434
Maruti Udyog	3,931	364
NCC	1,333,116	1,682
NHPC	1,617,096	802
NTPC	427,308	1,092
Oil & Natural Gas	637,365	1,816
Oil India	32,450	167
Parag Milk Foods* (B)	361,110	1,268
Petronet LNG	523,177	3,248
PNB Housing Finance* (B)	22,300	409
Power Finance	848,588	1,907
Power Grid Corp of India	1,069,379	3,249
Prestige Estates Projects	532,735	1,784
Reliance Industries	215,763	4,389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Industries GDR (B)	414,382	$16,700
Rural Electrification	1,345,008	3,749
SH Kelkar (B)	384,504	1,755
Shriram Transport Finance	284,828	4,729
Tata Chemicals	191,289	1,764
Tata Consultancy Services	172,870	6,474
Tata Global Beverages	128,273	297
Tata Motors ADR	82,648	2,946
Tech Mahindra	30,097	213
Vedanta	632,026	2,676
Zee Entertainment Enterprises	238,645	1,968

		145,020

Indonesia — 2.4%
Adaro Energy	7,933,400	1,042
AKR Corporindo	1,756,300	824
Astra International	9,244,100	5,983
Bank Central Asia	3,876,600	4,815
Bank Negara Indonesia Persero	4,974,000	2,417
Bank Rakyat Indonesia Persero	8,086,461	7,874
Gudang Garam	451,000	2,218
Matahari Department Store	3,954,900	3,910
Sumber Alfaria Trijaya	33,071,700	1,291
Surya Citra Media	4,329,000	877
Tambang Batubara Bukit Asam	1,688,200	1,672
Telekomunikasi Indonesia Persero	9,879,982	3,062
United Tractors	2,278,082	4,530

		40,515

Italy — 0.1%
Prada	375,500	1,578

Jordan — 0.1%
Hikma Pharmaceuticals	103,219	2,557

Kashmiri — 0.1%
Advanced Process Systems* (A)	43,081	1,073

Malaysia — 0.4%
AirAsia	1,489,100	1,057
AMMB Holdings	356,900	375
CIMB Group Holdings	895,800	1,127
Inari Amertron	4,324,350	1,993
MISC BHD	248,600	411
Sunway	248,747	183
UEM Sunrise	2,512,095	721
Westports Holdings	708,300	648

		6,515

Mexico — 4.0%
America Movil, Ser L	1,172,674	828
America Movil ADR, CI L (A)	199,935	2,833
Cemex ADR*	458,048	4,155
Coca-Cola Femsa ADR (A)	104,495	7,492
Fibra Uno Administracion‡	387,800	659

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fomento Economico Mexicano	565,600	$4,992
Fomento Economico Mexicano ADR	59,822	5,295
Gentera	457,600	751
Gruma, CI B	66,441	933
Grupo Aeroportuario del Sureste, CI B	33,625	579
Grupo Bimbo, Ser A	821,205	2,030
Grupo Financiero Banorte, CI O	1,984,244	11,351
Grupo Financiero Santander Mexico ADR	259,078	2,339
Grupo GICSA*	1,882,200	1,264
Grupo Mexico, Ser B	1,614,831	4,816
Grupo Televisa ADR	176,225	4,571
Industrias Bachoco ADR	5,760	312
Infraestructura Energetica Nova	533,700	2,535
Inmobiliaria Vesta	1,467,900	2,025
Kimberly-Clark de Mexico, CI A	683,500	1,475
Megacable Holdings	140,500	545
Nemak (B)	406,500	449
Unifin Financiera	564,300	1,435
Wal-Mart de Mexico	1,816,695	4,167

		67,831

Pakistan — 0.0%
United Bank	144,488	314

Peru — 0.7%
Cia de Minas Buenaventura ADR	364,687	4,391
Credicorp	50,871	8,307

		12,698

Philippines — 0.9%
Aboitiz Equity Ventures	296,380	440
Ayala	159,380	2,684
BDO Unibank	1,802,846	4,225
Cebu Air	201,950	378
Globe Telecom	7,585	307
Metropolitan Bank & Trust	1,683,930	2,685
Pilipinas Shell Petroleum*	1,311,900	1,883
Puregold Price Club	994,118	866
SM Investments	71,450	992
Universal Robina	471,400	1,536
Vista Land & Lifescapes	2,371,200	240

		16,236

Poland — 0.4%
Energa (A)	335,626	900
KGHM Polska Miedz	22,099	646
PGE Polska Grupa Energetyczna	425,042	1,223
Polski Koncern Naftowy Orlen	23,448	592
Powszechna Kasa Oszczednosci Bank Polski*	179,196	1,450
Powszechny Zaklad Ubezpieczen	181,723	1,596

		6,407

Portugal — 0.3%
Galp Energia, CI B	197,173	3,000

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jeronimo Martins	94,278	$1,691

		4,691

Qatar — 0.1%
Ooredoo QSC	28,777	764
United Development	64,728	350

		1,114

Romania — 0.1%
Banca Transilvania	1,467,014	917

Russia — 5.6%
Alrosa PAO	831,300	1,343
Detsky Mir	952,100	1,487
Etalon Group GDR	56,800	215
Gazprom ADR	2,093,413	9,384
LUKOIL ADR	281,629	14,933
Magnit GDR	135,371	5,171
Mail.Ru Group GDR*	98,428	2,175
MegaFon GDR	131,661	1,542
MMC Norilsk Nickel ADR	193,728	3,045
Mobile TeleSystems ADR	314,315	3,467
Novatek GDR	19,402	2,415
Novolipetsk Steel GDR	333,909	6,645
Rosneft Oil GDR	653,942	3,721
Sberbank of Russia ADR	1,591,439	18,351
Severstal GDR (A)	140,054	2,010
Sistema GDR	113,760	1,018
Surgutneftegas ADR	182,558	934
X5 Retail Group GDR*	396,591	13,345
Yandex, CI A*	216,762	4,754

		95,955

South Africa — 4.4%
African Rainbow Minerals	117,317	832
AngloGold Ashanti ADR	58,100	626
Aspen Pharmacare Holdings	163,631	3,353
AVI	117,257	866
Barclays Africa Group	167,633	1,744
Barloworld	80,000	712
Bid	141,785	2,746
Bidvest Group	52,067	597
Capitec Bank Holdings	38,444	2,183
DataTec	74,779	288
Exxaro Resources	95,512	840
FirstRand (A)	1,662,837	5,749
Foschini Group	44,056	508
Harmony Gold Mining ADR	488,151	1,196
JSE	190,400	1,830
Kumba Iron Ore* (A)	78,698	1,191
Liberty Holdings (A)	174,481	1,409
Life Healthcare Group Holdings (A)	1,178,881	2,549
Massmart Holdings	62,160	631
MMI Holdings	271,382	463

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mondi	75,358	$1,801
MTN Group	36,753	334
Murray & Roberts Holdings	339,186	390
Naspers, CI N	78,023	13,471
Nedbank Group	236,200	4,254
Petra Diamonds*	819,583	1,366
Sappi	240,199	1,632
Sasol	134,948	3,931
Shoprite Holdings	31,605	456
Sibanye Gold	575,825	1,233
SPAR Group	46,842	609
Standard Bank Group (A)	448,799	4,811
Steinhoff International Holdings	160,132	766
Telkom	513,684	2,874
Truworths International	191,966	1,240
Tsogo Sun Holdings	331,499	683
Vodacom Group	218,983	2,482
Wilson Bayly Holmes-Ovcon	45,758	550
Woolworths Holdings	241,346	1,258

		74,454

South Korea — 13.4%
Amorepacific (A)	3,000	752
BGF retail	46,040	4,323
CJ CGV (A)	41,053	2,757
Com2uSCorp (A)	23,510	2,546
Coway (A)	102,811	8,844
DGB Financial Group (A)	155,002	1,504
Dongbu Insurance (A)	37,665	2,156
Doosan Bobcat	64,065	2,102
E-MART (A)	13,546	2,489
Hana Financial Group (A)	72,607	2,399
Hankook Tire (A)	5,515	269
Hanssem	19,170	3,771
Hyosung	34,639	4,197
Hyundai Development (A)	10,153	369
Hyundai Engineering & Construction	10,079	446
Hyundai Marine & Fire Insurance (A)	133,797	4,187
Hyundai Mobis	1,244	267
Hyundai Motor	29,206	4,113
Industrial Bank of Korea	61,728	673
Kangwon Land	152,325	5,203
KB Financial Group	24,433	1,071
KB Financial Group ADR*	60,897	2,678
KB Insurance (A)	15,130	365
KCC	8,106	2,566
KEPCO Plant Service & Engineering (A)	23,332	1,302
Kia Motors (A)	44,209	1,465
Korea Aerospace Industries (A)	56,866	2,929
Korea Electric Power	66,761	2,773
Korea Gas*	10,513	423
KT ADR*	74,353	1,251
KT&G	42,123	3,672

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG (A)	33,866	$2,126
LG Chem	17,130	4,503
LG Display	62,986	1,704
LG Electronics (A)	32,055	1,946
LG Uplus	354,460	4,533
Lotte Chemical	5,161	1,710
Lotte Chilsung Beverage (A)	1,985	2,512
Lotte Confectionery	16,137	2,771
LS Cable (A)	17,025	977
Mando (A)	14,543	3,375
Meritz Fire & Marine Insurance (A)	21,334	305
NAVER	8,647	6,611
NCSoft	13,620	3,715
Orion (A)	4,854	2,908
Partron	134,870	1,387
Poongsan (A)	18,069	632
POSCO	23,268	6,055
Posco Daewoo (A)	62,786	1,339
Samsung Electronics	31,376	57,797
Samsung Engineering*	81,900	941
Samsung Life Insurance	25,835	2,507
SFA Engineering (A)	46,888	3,036
Shinhan Financial Group	77,169	3,216
SK Holdings	14,865	3,237
SK Hynix	308,716	13,941
SK Innovation	13,118	1,953
SK Telecom	15,224	3,431
SK Telecom ADR	345,820	8,708
S-Oil (A)	7,204	647
SPC Samlip (A)	10,522	2,070
Vieworks (A)	28,381	1,637
Woori Bank (A)	166,570	1,936

		228,028

Taiwan — 11.3%
Accton Technology	1,099,400	2,424
Advanced Ceramic X	167,600	1,646
Advanced Semiconductor Engineering	6,414,333	8,192
Airtac International Group	245,266	2,413
Asia Cement	537,000	542
Asustek Computer	177,000	1,750
AU Optronics	4,264,000	1,665
Catcher Technology	658,040	6,506
Cathay Financial Holding	2,304,000	3,698
Chailease Holding	1,073,404	2,508
Cheng Shin Rubber Industry	340,000	703
China Life Insurance	800,000	791
Chipbond Technology	321,000	513
Compal Electronics	2,646,000	1,727
Delta Electronics	1,629,100	8,725
Eclat Textile	442,006	4,428
Elite Material	526,300	2,047
eMemory Technology	169,200	2,395

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Farglory Land Development	369,043	$499
FLEXium Interconnect	682,000	2,371
Formosa Chemicals & Fibre	390,000	1,213
Formosa Plastics	272,000	811
Foxconn Technology	737,570	2,248
Fubon Financial Holding*	2,405,000	3,923
General Interface Solution Holding	201,000	964
Highwealth Construction	633,100	1,112
Hiwin Technologies	338,502	2,125
Hon Hai Precision Industry	4,595,303	13,782
Hota Industrial Manufacturing	1,189,251	4,978
Hotai Motor	105,000	1,230
Hu Lane Associate	332,500	1,655
Innolux	1,297,000	536
Inventec	2,105,000	1,578
Kingpak Technology	257,110	1,470
King’s Town Bank	424,000	421
Kinsus Interconnect Technology	21,000	56
Largan Precision	23,446	3,694
Lite-On Technology	1,881,936	3,244
MediaTek	937,100	6,640
Merry Electronics	348,000	1,869
Micro-Star International	417,000	970
Nan Ya Plastics	201,000	476
Nanya Technology	888,000	1,416
Parade Technologies	282,600	3,283
Pegatron	918,000	2,717
Phison Electronics	332,000	2,982
Powertech Technology	536,000	1,560
Shin Kong Financial Holding	5,495,000	1,603
Silicon Motion Technology ADR (A)	26,540	1,241
Taiwan Semiconductor Manufacturing	6,391,717	39,813
Taiwan Semiconductor Manufacturing ADR	363,909	11,951
Vanguard International Semiconductor	648,000	1,234
Win Semiconductors	1,003,622	4,465
Wistron	8,069,771	7,394
WPG Holdings	1,743,000	2,189
Yuanta Financial Holding	3,422,000	1,444

		193,830

Thailand — 1.7%
Bangkok Bank Foreign	376,600	2,038
CP Seven Eleven PCL	967,300	1,661
IRPC (A)	14,255,300	2,136
Kiatnakin Bank NVDR	277,482	561
Krung Thai Bank NVDR (A)	2,986,900	1,773
Land and Houses PCL NVDR	7,299,533	2,071
PTT	237,150	2,671
PTT NVDR	82,300	927
PTT Global Chemical	1,225,100	2,612
Siam Cement	125,900	1,979
Siam Commercial Bank	519,700	2,465
Star Petroleum Refining NVDR	291,085	111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supalai NVDR (A)	130,142	$95
Thai Oil	2,060,600	4,527
Thai Union Group NVDR (A)	1,365,046	850
Thanachart Capital NVDR	662,100	930
Tisco Financial Group	276,600	578
Tisco Financial Group NVDR	287,700	601

		28,586

Turkey — 1.7%
Akbank	2,463,428	5,770
Anadolu Efes Biracilik Ve Malt Sanayii	192,588	1,048
Arcelik	175,848	1,094
Aselsan Elektronik Sanayi Ve Ticaret	527,543	2,461
Emlak Konut Gayrimenkul Yatirim Ortakligi*‡	2,612,414	2,080
Eregli Demir ve Celik Fabrikalari	15,902	26
Ford Otomotiv Sanayi	99,529	973
KOC Holding	107,066	451
TAV Havalimanlari Holding	223,643	890
Tekfen Holding (A)	333,215	791
Tofas Turk Otomobil Fabrikasi	265,385	1,984
Tupras Turkiye Petrol Rafinerileri	66,429	1,645
Turkcell Iletisim Hizmetleri	350,026	1,151
Turkcell Iletisim Hizmetleri ADR* (A)	114,135	945
Turkiye Garanti Bankasi	1,034,456	2,517
Turkiye Is Bankasi, CI C (A)	1,994,961	3,632
Turkiye Sise ve Cam Fabrikalari	442,368	507
Ulker Biskuvi Sanayi	373,314	1,892

		29,857

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank	435,745	808
Air Arabia	99,333	29
Aldar Properties	2,385,344	1,468
Dubai Investments	1,989,470	1,322
Dubai Islamic Bank	2,268,249	3,460
Emaar Properties	3,538,201	7,040
First Gulf Bank	184,940	650

		14,777

United Kingdom — 0.6%
Anglo American*	114,826	1,747
Kazakhmys*	326,506	1,857
RusHydro ADR	995,764	1,613
Tullow Oil*	1,526,848	4,468

		9,685

United States — 0.4%
Freeport-McMoRan*	140,190	1,873
Globant*	36,080	1,313
Momo ADR*	26,772	912
VEON ADR	307,600	1,255

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Market Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZTO Express Cayman ADR *(A)	107,370	$1,406

		6,759

Total Common Stock (Cost $1,462,942) ($ Thousands)		1,572,835

	Number of Participation Notes

PARTICIPATION NOTES — 2.3%

China — 0.6%
Hangzhou Hikvi, Expires 08/01/2017*	248,000	1,145
Hangzhou Hikvi, Expires 08/01/2017*	1,325,193	6,119
Wuliangye Yibin, Expires 06/29/2020*	452,500	2,822

		10,086

India — 0.7%
Britannia Industries, Expires 05/03/2021*	29,680	1,542
Mahindra & Mahindra Financial Services, Expires 03/12/2018*	780,015	3,783
Tata Motors, Expires 06/25/2020*	669,173	4,799
Zee Entertainment Enterprises, Expires 09/03/2019*	194,847	1,607

		11,731

Luxembourg — 0.1%
Merrill Lynch International, Expires 12/20/2020*	186,361	2,039

Saudi Arabia — 0.3%
Al Tayyar Travel Group, Expires 03/05/2018*	147,364	1,197
HBSC Bank Savola Group, Expires 01/24/2020*	284,680	3,096

		4,293

Switzerland — 0.3%
CITIC Securities, Expires 10/22/2019*	676,727	1,581
Goertek, Expires 09/14/2021*	725,400	3,583

		5,164

United States — 0.2%
Motherson Sumi Systems, Expires 09/21/2021*	719,773	4,122

Vietnam — 0.1%
Hoa Phat Group, Expires 07/24/2018*	1,114,537	1,482

Total Participation Notes (Cost $36,111) ($ Thousands)		38,917

	Shares

PREFERRED STOCK — 2.1%

Brazil — 1.9%
Banco Bradesco*	232,520	2,364
Banco do Estado do Rio Grande do Sul*	153,100	729

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Braskem	104,300	$1,047
Cia Brasileira de Distribuicao	37,200	706
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	118,000	2,266
Cia Energetica de Minas Gerais	243,300	797
Cia Paranaense de Energia	176,800	1,805
Itau Unibanco Holding	603,796	7,227
Itau Unibanco Holding ADR	392,354	4,736
Itausa - Investimentos Itau	688,510	2,071
Petroleo Brasileiro ADR, CI A*	337,939	3,116
Suzano Papel e Celulose, CI A	446,900	1,865
Telefonica Brasil	131,400	1,927
Vale ADR, CI B*	175,105	1,572

		32,228

Colombia — 0.1%
Banco Davivienda	182,659	1,888
Bancolombia	40,841	405

		2,293

South Korea — 0.1%
Samsung Electronics	1,301	1,865

Total Preferred Stock (Cost $35,113) ($ Thousands)		36,386

EXCHANGE TRADED FUND — 0.2%

United States — 0.2%
iShares MSCI Emerging Markets ETF	83,486	3,289

Total Exchange Traded Fund (Cost $3,233) ($ Thousands)		3,289

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
B2W Cia Digital, Expires 04/17/2017*	362,794	162

South Africa — 0.0%
Life Healthcare Group Holdings, Expires 04/13/2017*	403,373	136

Total Rights (Cost $—) ($ Thousands)		298

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (C)	BRL	8	$—

Total Debenture Bond (Cost $—) ($ Thousands)			—

		Shares

AFFILIATED PARTNERSHIP — 8.4%
SEI Liquidity Fund, L.P.
0.870%**† (D)		143,182,439	143,182

Total Affiliated Partnership (Cost $143,183) ($ Thousands)			143,182

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, CI F 0.530%**†		10,578,358	10,578

Total Cash Equivalent (Cost $10,578) ($ Thousands)			10,578

Total Investments — 105.7% (Cost $1,691,160) ($ Thousands)			$1,805,485

Percentages are based on Net Assets of $1,707,498 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 9). The total market value of securities on loan at March 31, 2017 was $155,100 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $25,045 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2017 was $143,182 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

CI — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,572,835	$—	$—	$1,572,835
Participation Notes	—	38,917	—	38,917
Preferred Stock	36,386	—	—	36,386
Exchange Traded Fund	3,289	—	—	3,289
Rights	298	—	—	298
Affiliated Partnership	—	143,182	—	143,182
Cash Equivalent	10,578	—	—	10,578

Total Investments in Securities	$1,623,386	$182,099	$—	$1,805,485

For the six months ended March 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six months ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 88.9%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/17/2019	$	241	$248

Argentina — 0.5%
Argentine Bonos del Tesoro
16.000%, 10/17/2023	ARS	9,727	654
15.500%, 10/17/2026		9,510	643
Provincia de Buenos Aires
9.125%, 03/16/2024	$	170	189
Provincia de Cordoba
7.125%, 06/10/2021 (A)		280	290
Republic of Argentina
5.625%, 01/26/2022 (A)		266	272
5.000%, 01/15/2027	EUR	115	115

			2,163

Australia — 3.6%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022		300	378
Australia Government Bond
5.750%, 07/15/2022	AUD	1,765	1,580
4.750%, 04/21/2027		3,670	3,300
Commonwealth Bank of Australia MTN
1.375%, 01/22/2019	EUR	560	617
Government of Australia
4.500%, 04/15/2020	AUD	270	222
4.500%, 04/21/2033		285	256
4.250%, 04/21/2026		2,070	1,781
3.750%, 04/21/2037		2,978	2,416
2.750%, 04/21/2024		1,785	1,384
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,627

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Government of Australia, Ser 124
5.750%, 05/15/2021	AUD	2,350	$2,050
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	607
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	249
1.375%, 04/17/2020		230	257

			16,724

Austria — 0.5%
Republic of Austria
4.150%, 03/15/2037 (A)		115	189
3.650%, 04/20/2022 (A)		290	371
3.150%, 06/20/2044 (A)		280	421
1.950%, 06/18/2019 (A)		280	316
1.150%, 10/19/2018 (A)		300	330
0.750%, 10/20/2026 (A)		707	771

			2,398

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028	$	265	277

Belgium — 1.4%
Anheuser-Busch InBev MTN
2.750%, 03/17/2036	EUR	95	108
2.000%, 03/17/2028		435	486
1.500%, 03/17/2025		55	61
0.875%, 03/17/2022		560	614
Kingdom of Belgium
3.750%, 06/22/2045		233	359
3.000%, 06/22/2034 (A)		350	472
1.600%, 06/22/2047 (A)		450	453
1.000%, 06/22/2031 (A)		710	737
0.800%, 06/22/2025 (A)		715	783
0.800%, 06/22/2027 (A)		875	932
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		244	415
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020 (A)		496	609
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	596

			6,625

Brazil — 0.9%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	795	832
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		7,835	2,481
Minerva Luxembourg
6.500%, 09/20/2026 (A)	$	290	283
Odebrecht Finance
4.375%, 04/25/2025		200	72

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Petrobras Global Finance
8.375%, 05/23/2021	$	185	$209
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		375	385

			4,262

Canada — 5.6%
Bank of Nova Scotia MTN
0.750%, 09/17/2021	EUR	570	628
Bell Canada
3.350%, 06/18/2019	CAD	29	23
Bell Canada MTN
4.700%, 09/11/2023		80	67
3.250%, 06/17/2020		95	74
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		2,465	2,028
Canadian Government Bond
2.750%, 12/01/2048		525	432
2.500%, 06/01/2024		3,520	2,829
CDP Financial
4.400%, 11/25/2019 (A)	$	850	902
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	952
Government of Canada
5.750%, 06/01/2033	CAD	460	515
5.000%, 06/01/2037		565	609
4.000%, 06/01/2041		882	862
3.500%, 12/01/2045		1,010	937
1.750%, 09/01/2019		505	387
1.500%, 06/01/2026		1,605	1,189
0.750%, 03/01/2021		3,395	2,519
0.750%, 09/01/2021		955	706
Muskrat Falls
3.630%, 06/01/2029 (A)		340	281
National Bank of Canada
1.500%, 03/25/2021	EUR	345	391
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	927
2.250%, 03/01/2019		575	442
Province of Manitoba Canada
3.850%, 12/01/2021		710	584
Province of Ontario Canada
3.500%, 06/02/2024		870	712
3.450%, 06/02/2045		355	278
2.600%, 06/02/2025		1,614	1,240
2.400%, 06/02/2026		585	439
1.950%, 01/27/2023		1,000	753
Province of Ontario Canada MTN
1.875%, 05/21/2024	EUR	150	176
Province of Quebec Canada
3.500%, 12/01/2045	CAD	420	331
3.000%, 09/01/2023		850	677
2.750%, 09/01/2025		2,175	1,690

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

2.500%, 04/20/2026	$	195	$190
Rogers Communications
4.000%, 06/06/2022	CAD	165	134
Royal Bank of Canada
1.625%, 08/04/2020	EUR	290	328
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	374
Yamana Gold
4.950%, 07/15/2024	$	286	287

			25,893

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	275

Colombia — 0.3%
Colombian TES
7.000%, 05/04/2022	COP	2,678,900	956
Ecopetrol
7.375%, 09/18/2043	$	121	130
5.875%, 05/28/2045		109	99
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	150	184

			1,369

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022	CZK	4,150	204
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	319

			523

Denmark — 0.7%
Danske Bank
3.875%, 10/04/2023 (B)	EUR	375	422
3.500%, 04/16/2018		155	172
2.000%, 09/08/2021 (A)	$	360	350
Danske Bank MTN (B)
5.875%, 10/29/2049	EUR	344	396
5.375%, 09/29/2021	GBP	170	224
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,300	315
4.000%, 11/15/2017		1,600	237
1.500%, 11/15/2023		5,850	922

			3,038

Dominican Republic — 0.1%
Dominican Republic
5.950%, 01/25/2027 (A)	$	381	389

Egypt — 0.1%
Egypt Government International Bond MTN
7.500%, 01/31/2027 (A)		282	299

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Finland — 0.1%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	195	$277
1.500%, 04/15/2023 (A)		340	397

			674

France — 4.6%
Air Liquide Finance MTN
0.750%, 06/13/2024		300	322
BNP Paribas
5.019%, 12/31/2049 (B)		250	268
BNP Paribas MTN
2.250%, 01/11/2027		355	369
BPCE
5.250%, 04/16/2029	GBP	100	137
1.750%, 11/29/2019	EUR	600	675
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	110
Caisse de Refinancement de l’Habitat
3.500%, 04/25/2017		350	375
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	238
3.625%, 02/26/2018		63	70
Casino Guichard Perrachon MTN
4.407%, 08/06/2019		700	814
Credit Agricole MTN
4.125%, 01/10/2027 (A)	$	275	273
Danone MTN
0.709%, 11/03/2024	EUR	100	105
Dexia Credit Local MTN
2.000%, 01/22/2021		200	228
1.625%, 10/29/2018		565	621
1.375%, 09/18/2019		500	554
0.625%, 01/21/2022		1,550	1,680
Electricite de France
6.500%, 01/26/2019 (A)	$	250	269
Elis
3.000%, 04/30/2022		250	275
Europcar Groupe
5.750%, 06/15/2022	EUR	145	163
France Government Bond OAT
0.250%, 11/25/2020		450	489
0.000%, 05/25/2020		1,590	1,716
0.000%, 05/25/2021		2,115	2,271
French Republic Government Bond OAT
1.750%, 06/25/2039 (A)		85	91
1.750%, 05/25/2066 (A)		70	64
0.000%, 05/25/2022		653	694
Government of France
4.000%, 10/25/2038		505	763
3.250%, 05/25/2045		2,040	2,779
2.500%, 05/25/2030		1,875	2,298

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

1.750%, 05/25/2023	EUR	800	$931
Loxam SAS
7.000%, 07/23/2022		150	170
4.250%, 04/15/2024		190	203
RCI Banque MTN
1.250%, 06/08/2022		200	216
Societe Generale
5.922%, 04/05/2017 (A) (B)	$	180	180
Societe Generale MTN
3.250%, 01/12/2022 (A)		550	543
Synlab Bondco
6.250%, 07/01/2022 (A)	EUR	160	184
Valeo MTN
1.625%, 03/18/2026		100	109

			21,247

Germany — 5.3%
Allianz
5.625%, 10/17/2042 (B)		200	256
Bundesobligation
0.250%, 10/11/2019		2,849	3,122
Bundesrepublik Deutschland
6.250%, 01/04/2030		770	1,411
4.000%, 01/04/2037		2,555	4,303
2.500%, 07/04/2044		717	1,023
2.500%, 08/15/2046		989	1,424
0.250%, 02/15/2027		1,195	1,269
0.000%, 08/15/2026		5,847	6,105
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		470	832
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		280	495
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039		415	742
Daimler MTN
0.750%, 05/11/2023		315	340
Deutsche Bank MTN
1.500%, 01/20/2022		200	217
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	422
Kreditanstalt fuer Wiederaufbau
3.375%, 08/30/2017	CHF	370	376
Kreditanstalt fuer Wiederaufbau MTN
2.800%, 02/17/2021	AUD	1,230	947
RWE Finance, Ser E MTN
6.250%, 06/03/2030	GBP	125	215
Volkswagen Financial Services MTN
1.750%, 08/21/2017		230	288
Volkswagen Leasing GmbH MTN
2.625%, 01/15/2024	EUR	325	379

			24,166

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	245	$266

Indonesia — 0.3%
Indonesia Government International Bond MTN
2.875%, 07/08/2021		730	834
Republic of Indonesia MTN
4.750%, 01/08/2026	$	350	372

			1,206

Ireland — 0.9%
AIB Mortgage Bank MTN
0.625%, 07/27/2020	EUR	305	334
Allied Irish Banks MTN
4.125%, 11/26/2025 (B)		177	198
Ardagh Packaging Finance
4.125%, 05/15/2023 (A)		245	277
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	499
0.500%, 01/20/2020		305	332
Bank of Ireland MTN
4.250%, 06/11/2024 (B)		220	246
Ireland Government Bond
4.500%, 10/18/2018		345	396
4.500%, 04/18/2020		300	367
3.400%, 03/18/2024		185	237
1.000%, 05/15/2026		395	423
0.800%, 03/15/2022		300	333
Ryanair
1.125%, 08/15/2023		470	504

			4,146

Israel — 0.1%
Israel Government Bond
4.250%, 03/31/2023	ILS	1,241	399
Teva Pharmaceutical Finance Netherlands II
1.125%, 10/15/2024	EUR	220	223

			622

Italy — 7.5%
Assicurazioni Generali MTN
7.750%, 12/12/2042 (B)		300	387
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		555	687
Buzzi Unicem
2.125%, 04/28/2023		300	330
Enel Finance International MTN
1.966%, 01/27/2025		400	448
FCA Bank MTN
2.875%, 01/26/2018		210	229
2.625%, 04/17/2019		350	391
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	$	200	188

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

1.125%, 03/04/2022	EUR	1,750	$1,873
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022		3,255	4,271
5.000%, 08/01/2034		335	463
5.000%, 09/01/2040		1,000	1,381
4.750%, 09/01/2044 (A)		350	473
4.000%, 09/01/2020		2,355	2,818
3.750%, 05/01/2021		561	674
3.750%, 09/01/2024		1,265	1,535
3.500%, 03/01/2030 (A)		1,290	1,528
3.250%, 09/01/2046 (A)		105	112
2.700%, 03/01/2047 (A)		807	773
2.500%, 12/01/2024		625	699
2.000%, 12/01/2025		1,975	2,108
1.600%, 06/01/2026		536	550
1.350%, 04/15/2022		5,297	5,742
1.250%, 12/01/2026		3,255	3,217
0.750%, 01/15/2018		720	776
0.450%, 06/01/2021		1,026	1,088
0.350%, 11/01/2021		381	399
0.300%, 10/15/2018		700	753
LKQ Italia Bondco
3.875%, 04/01/2024		109	123
UniCredit MTN
6.950%, 10/31/2022		231	290
Unione di Banche Italiane
1.000%, 01/27/2023		185	204

			34,510

Japan — 21.6%
Government of Japan 10 Year Bond
1.500%, 12/20/2017	JPY	261,200	2,373
0.900%, 06/20/2022		748,750	7,074
0.800%, 09/20/2023		476,050	4,513
0.300%, 12/20/2024		281,100	2,584
0.100%, 06/20/2026		514,900	4,646
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/2021		351,700	3,313
Government of Japan 20 Year Bond
1.700%, 06/20/2033		571,950	6,163
1.400%, 09/20/2034		558,000	5,762
1.000%, 12/20/2035		50,000	482
0.500%, 09/20/2036		520,050	4,563
0.200%, 06/20/2036		130,000	1,081
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	516
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		30,900	342
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	603
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		877,850	9,440

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	JPY	213,700	$2,273
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	1,538
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		297,300	3,237
Government of Japan 30 Year Bond
0.300%, 06/20/2046		81,200	630
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		85,400	1,028
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		221,750	2,640
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,453
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		377,400	4,209
Government of Japan 40 Year Bond
0.400%, 03/20/2056		210,000	1,544
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		22,400	261
Government of Japan 5 Year Bond
0.300%, 09/20/2018		274,650	2,484
0.200%, 06/20/2019		514,950	4,662
0.100%, 12/20/2019		607,750	5,496
0.100%, 03/20/2020		470,550	4,258
Japanese Government CPI Linked Bond
0.100%, 03/10/2024		282,072	2,640
0.100%, 03/10/2025		51,844	489
0.100%, 03/10/2026		737,335	6,978

			99,275

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)	$	385	369

Luxembourg — 0.1%
Altice Financing MTN
5.250%, 02/15/2023	EUR	235	268
Holcim Finance Luxembourg MTN
1.375%, 05/26/2023		110	120

			388

Mexico — 1.8%
Mexican Bonos
8.000%, 06/11/2020	MXN	58,346	3,199
7.750%, 11/13/2042		11,690	642
5.750%, 03/05/2026		4,023	195
5.750%, 03/05/2026		13,152	639
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	281
Mexican Bonos, Ser M20
10.000%, 12/05/2024		19,807	1,237

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	1,235	$83
Petroleos Mexicanos MTN
5.125%, 03/15/2023	EUR	425	502
4.625%, 09/21/2023 (A)	$	87	88
1.875%, 04/21/2022	EUR	380	393
United Mexican States MTN
4.125%, 01/21/2026	$	650	668
1.625%, 03/06/2024	EUR	416	441

			8,368

Morocco — 0.1%
Kingdom of Morocco
4.500%, 10/05/2020		370	443

Netherlands — 2.1%
ABN AMRO Bank MTN
7.125%, 07/06/2022		376	515
2.875%, 06/30/2025 (B)		1,000	1,125
2.875%, 01/18/2028 (B)		200	227
Achmea MTN
6.000%, 04/04/2043 (B)		210	249
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.500%, 05/26/2026 (B)		260	291
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	283
ING Bank MTN
6.875%, 05/29/2023 (B)		337	446
ING Groep
3.150%, 03/29/2022	$	330	331
Kingdom of Netherlands
4.000%, 01/15/2037 (A)	EUR	95	158
3.750%, 01/15/2042 (A)		60	102
2.750%, 01/15/2047 (A)		50	74
2.000%, 07/15/2024 (A)		625	761
1.250%, 01/15/2019 (A)		485	537
0.500%, 07/15/2026 (A)		1,500	1,614
0.250%, 01/15/2020		340	372
0.250%, 07/15/2025 (A)		223	238
0.250%, 07/15/2025 (A)		699	745
Koninklijke KPN MTN
0.625%, 04/09/2025		300	305
MARB BondCo
7.000%, 03/15/2024 (A)	$	282	280
NN Group
4.625%, 04/08/2044 (B)	EUR	125	143
Petrobras Global Finance
6.125%, 01/17/2022	$	54	57
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	202
Shell International Finance
2.000%, 11/15/2018	$	560	562

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Teva Pharmaceutical Finance Netherlands II
1.875%, 03/31/2027	EUR	260	$266

			9,883

New Zealand — 1.8%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	4,780	3,797
5.500%, 04/15/2023		2,420	1,943
3.000%, 04/15/2020		1,535	1,093
2.500%, 09/20/2035		1,661	1,212
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	110

			8,155

Norway — 0.5%
Government of Norway
3.750%, 05/25/2021 (A)	NOK	4,910	637
2.000%, 05/24/2023 (A)		7,820	954
Kommunalbanken MTN
1.000%, 03/15/2018 (A)	$	800	797

			2,388

Panama — 0.1%
Carnival
1.875%, 11/07/2022		390	440

Poland — 1.2%
Republic of Poland
3.250%, 07/25/2025	PLN	3,687	928
2.500%, 07/25/2018		710	181
2.500%, 07/25/2026		2,160	507
2.500%, 07/25/2027		8,475	1,956
Republic of Poland MTN
1.500%, 01/19/2026	EUR	400	443
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	1,520	415
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	993

			5,423

Portugal — 0.2%
EDP Finance BV MTN
2.000%, 04/22/2025	EUR	370	394
1.875%, 09/29/2023		500	542

			936

Qatar — 0.0%
Qatar Government International Bond
3.250%, 06/02/2026	$	200	199

Romania — 0.0%
Romanian Government International Bond
MTN
2.875%, 05/26/2028	EUR	150	165

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Russia — 0.2%
Russian Federal Bond — OFZ
7.600%, 04/14/2021	RUB	45,465	$800

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)	$	275	270

Singapore — 0.4%
Government of Singapore
4.000%, 09/01/2018	SGD	495	368
3.125%, 09/01/2022		275	210
3.000%, 09/01/2024		859	653
Lincoln Finance
6.875%, 04/15/2021	EUR	275	314
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	$	495	487

			2,032

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	110	142

Slovenia —0.0%
Slovenia Government Bond
1.500%, 03/25/2035		206	200

South Africa — 0.7%
Eskom Holdings SOC
5.750%, 01/26/2021	$	200	201
Republic of South Africa
10.500%, 12/21/2026	ZAR	11,229	926
8.750%, 02/28/2048		16,902	1,140
8.000%, 01/31/2030		13,975	945
4.300%, 10/12/2028	$	200	188

			3,400

South Korea — 1.2%
Korea Treasury Bond
4.250%, 06/10/2021	KRW	1,977,140	1,941
4.000%, 12/10/2031		465,320	504
3.750%, 12/10/2033		190,350	204
3.500%, 03/10/2024		269,870	264
3.250%, 09/10/2018		520,990	477
3.000%, 09/10/2024		186,630	177
2.750%, 03/10/2018		511,230	463
2.750%, 12/10/2044		593,940	572
1.500%, 12/10/2026		1,006,140	848

			5,450

Spain — 3.9%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	568
3.750%, 12/14/2022		600	759

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Banco de Sabadell
0.875%, 11/12/2021	EUR	400	$440
Banco Popular Espanol
3.750%, 01/22/2019		100	114
2.125%, 10/08/2019		100	113
Bankia
4.125%, 03/24/2036		200	275
0.875%, 01/21/2021		300	330
BBVA International Preferred SAU
5.919%, 10/18/2008 (B)	$	335	335
CaixaBank
0.000%, 01/09/2018 (B)	EUR	200	214
Cirsa Funding Luxembourg
5.875%, 05/15/2023		165	185
5.750%, 05/15/2021		100	114
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	569
Gas Natural Fenosa Finance MTN
1.375%, 01/19/2027		200	211
Government of Spain
6.000%, 01/31/2029		465	717
5.500%, 04/30/2021 (A)		780	1,016
4.700%, 07/30/2041 (A)		464	672
4.200%, 01/31/2037 (A)		475	643
2.900%, 10/31/2046 (A)		1,003	1,072
2.750%, 10/31/2024 (A)		591	704
1.950%, 07/30/2030 (A)		120	127
1.600%, 04/30/2025 (A)		241	264
1.500%, 04/30/2027 (A)		450	474
1.400%, 01/31/2020		885	986
1.300%, 10/31/2026 (A)		3,580	3,745
0.750%, 07/30/2021		367	401
0.400%, 04/30/2022		1,020	1,086
Iberdrola Finanzas MTN
1.000%, 03/07/2024		100	108
Kutxabank
1.250%, 09/22/2025		300	331
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	326
Santander Issuances SAU MTN
3.250%, 04/04/2026		300	334
Telefonica Emisiones MTN
5.375%, 02/02/2018	GBP	185	240
Telefonica Emisiones SAU MTN
1.460%, 04/13/2026	EUR	300	316

			17,789

Supra-National — 0.5%
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	526
European Investment Bank MTN
1.250%, 05/12/2025	SEK	7,500	851

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	$948

			2,325

Sweden — 0.6%
Kingdom of Sweden
3.500%, 03/30/2039	SEK	545	83
1.500%, 11/13/2023		2,575	313
1.000%, 11/12/2026		1,270	148
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	495
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	647
Nordea Bank MTN
4.000%, 03/29/2021	EUR	255	311
Skandinaviska Enskilda Banken
1.690%, 09/13/2019 (A) (B)	$	200	200
Stadshypotek MTN
4.250%, 10/10/2017	AUD	600	462
Vattenfall
3.000%, 03/19/2077 (B)	EUR	175	173

			2,832

Switzerland — 1.2%
Credit Suisse Group
7.500%, 12/11/2048 (A) (B)	$	270	293
4.282%, 01/09/2028 (A)		250	249
Dufry Finance
4.500%, 08/01/2023		220	252
Government of Switzerland
3.500%, 04/08/2033	CHF	310	473
3.000%, 05/12/2019		160	173
2.000%, 04/28/2021		1,070	1,187
2.000%, 05/25/2022		110	125
1.500%, 04/30/2042		300	386
1.250%, 06/11/2024		585	652
LafargeHolcim Finance US
3.500%, 09/22/2026 (A)	$	200	193
UBS Group
5.750%, 12/29/2049 (B)	EUR	340	393
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	$	220	224
1.750%, 11/16/2022	EUR	427	478
1.500%, 11/30/2024		325	351

			5,429

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,300	569
4.675%, 06/29/2044		1,800	63
3.650%, 12/17/2021		16,020	499

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

3.625%, 06/16/2023	THB	7,815	$245

			1,376

Turkey — 0.2%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021	$	290	292
Turkey Government International Bond
5.125%, 05/18/2020	EUR	415	485
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021		185	195

			972

United Kingdom — 10.2%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	381
Arqiva Financing MTN
4.040%, 06/30/2020		220	294
Aviva MTN
3.375%, 12/04/2045 (B)	EUR	280	302
Barclays
8.000%, 12/15/2049 (B)		340	394
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	289
Barclays MTN
2.625%, 11/11/2025 (B)	EUR	260	280
1.875%, 03/23/2021		260	289
BAT International Finance MTN
5.375%, 06/29/2017		425	461
0.875%, 10/13/2023		625	663
BP Capital Markets MTN
2.177%, 09/28/2021		245	283
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	14	26
5.952%, 01/22/2035		20	32
Coventry Building Society MTN
4.625%, 04/19/2018		230	300
Delphi Automotive
1.500%, 03/10/2025	EUR	620	669
FCE Bank MTN
1.615%, 05/11/2023		510	557
HBOS Capital Funding
6.461%, 11/30/2049 (B)	GBP	115	152
Heathrow Funding MTN
6.000%, 03/20/2020		100	142
1.875%, 05/23/2022	EUR	750	855
HSBC Holdings
6.000%, 12/29/2049 (B)		345	397
HSBC Holdings MTN
3.000%, 06/30/2025		425	492
Imperial Brands Finance
0.500%, 07/27/2021		150	160
Imperial Tobacco Finance MTN
3.375%, 02/26/2026		400	494

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

International Game Technology
4.750%, 02/15/2023	$	160	$185
Lecta
6.500%, 08/01/2023 (A)		113	126
Lloyds Bank MTN
1.375%, 09/08/2022		420	468
1.000%, 11/19/2021		300	329
Lloyds Banking Group
6.375%, 06/27/2049 (B)		355	398
Mondi Finance MTN
1.500%, 04/15/2024		500	545
Nationwide Building Society MTN
4.625%, 02/08/2021		550	692
4.125%, 03/20/2023 (B)		295	326
0.500%, 10/29/2019		345	373
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	307
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)	$	200	186
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	260	288
Royal Bank of Scotland MTN
5.500%, 03/23/2020		675	831
3.875%, 10/19/2020		123	150
Santander UK
6.222%, 05/29/2049 (B)	GBP	170	208
Santander UK MTN
4.250%, 04/12/2021	EUR	350	437
1.125%, 01/14/2022		330	361
Sky MTN
1.500%, 09/15/2021		355	393
Standard Chartered
2.549%, 01/30/2049 (A) (B)	$	500	418
Standard Chartered MTN
4.000%, 10/21/2025 (B)	EUR	170	193
TSB Banking Group MTN
5.750%, 05/06/2026 (B)	GBP	104	138
United Kingdom Gilt
4.500%, 12/07/2042		1,500	2,944
4.250%, 12/07/2027		125	205
4.250%, 06/07/2032		2,500	4,300
4.250%, 06/07/2032		110	189
3.750%, 07/22/2052		115	225
3.500%, 01/22/2045		970	1,674
3.250%, 01/22/2044		1,045	1,717
2.500%, 07/22/2065		1,657	2,723
2.000%, 09/07/2025		3,038	4,131
1.750%, 07/22/2019		1,655	2,147
1.500%, 01/22/2021		875	1,144
1.250%, 07/22/2018		281	357
0.500%, 07/22/2022		2,213	2,760

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

United Kingdom Treasury
4.750%, 12/07/2030	GBP	1,035	$1,841
4.250%, 03/07/2036		360	641
4.250%, 09/07/2039		1,070	1,963
4.250%, 12/07/2040		500	929
4.250%, 12/07/2046		280	553
Virgin Media Secured Finance MTN
11.000%, 01/15/2021 (C)		300	436
Wales & West Utilities Finance
6.250%, 11/30/2021		240	369
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	327

			46,839

United States — 6.8%
21st Century Fox America
4.500%, 02/15/2021	$	75	80
Adient Global Holdings
3.500%, 08/15/2024 (A)	EUR	110	118
Aetna
2.800%, 06/15/2023	$	250	248
2.750%, 11/15/2022		40	40
Altria Group
4.750%, 05/05/2021		180	195
4.250%, 08/09/2042		265	258
American Express Credit
0.625%, 11/22/2021	EUR	367	396
American International Group
2.049%, 03/15/2067 (B)	GBP	150	176
Amgen
1.250%, 02/25/2022		550	606
Anthem
4.650%, 01/15/2043	$	110	112
2.300%, 07/15/2018		150	151
AT&T
2.400%, 03/15/2024	EUR	400	461
Bank of America MTN
5.500%, 11/22/2021	GBP	225	325
2.375%, 06/19/2024	EUR	835	968
1.625%, 09/14/2022		261	291
0.221%, 09/14/2018 (B)		375	402
Becton Dickinson
1.900%, 12/15/2026		160	176
1.000%, 12/15/2022		121	131
Berkshire Hathaway
0.625%, 01/17/2023		485	520
0.500%, 03/13/2020		570	617
Carnival
1.625%, 02/22/2021		180	201
CenturyLink
7.500%, 04/01/2024	$	130	137
Charter Communications Operating
4.908%, 07/23/2025		375	396

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Citigroup MTN
1.500%, 10/26/2028	EUR	1,400	$1,453
0.750%, 10/26/2023		735	773
Coca-Cola
1.100%, 09/02/2036		145	140
DH Europe Finance
1.700%, 01/04/2022		535	607
Discovery Communications
1.900%, 03/19/2027		140	144
Dover MTN
2.125%, 12/01/2020		267	304
FedEx
1.000%, 01/11/2023		560	604
GE Capital European Funding Unlimited MTN
2.250%, 07/20/2020		1,300	1,489
General Electric
1.875%, 05/28/2027		300	345
General Motors Financial MTN
0.955%, 09/07/2023		445	467
Goldman Sachs Group
2.625%, 04/25/2021	$	425	424
Goldman Sachs Group MTN
3.000%, 02/12/2031	EUR	926	1,072
2.000%, 07/27/2023		900	1,020
1.625%, 07/27/2026		825	880
Hertz Holdings Netherlands
4.125%, 10/15/2021		160	171
4.125%, 10/15/2021 (A)		114	121
Hess
4.300%, 04/01/2027	$	488	479
Honeywell International
1.300%, 02/22/2023		520	579
HSBC Holdings
2.950%, 05/25/2021		375	377
JPMorgan Chase
3.200%, 06/15/2026		175	170
JPMorgan Chase MTN
0.820%, 05/30/2017 (B)	GBP	100	125
Liberty Mutual Finance Europe DAC
1.750%, 03/27/2024 (A)	EUR	343	372
Mastercard
1.100%, 12/01/2022		445	491
McKesson
1.500%, 11/17/2025		278	300
0.625%, 08/17/2021		355	380
Molson Coors Brewing
1.250%, 07/15/2024		1,710	1,827
Morgan Stanley
1.875%, 03/30/2023		490	552
Morgan Stanley MTN
1.750%, 03/11/2024		325	361
1.750%, 01/30/2025		830	916

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

1.375%, 10/27/2026	EUR	360	$375
National Capital Trust I (B)
5.620%, 12/17/2018 (A)	GBP	35	46
5.620%, 09/29/2049		150	196
Nordea Bank MTN
2.250%, 05/27/2021 (A)	$	425	419
Odebrecht Finance
7.125%, 06/26/2042		280	101
Parker-Hannifin
1.125%, 03/01/2025 (A)	EUR	125	134
Philip Morris International MTN
2.875%, 03/03/2026		335	411
1.875%, 03/03/2021		300	341
PNC Bank
2.700%, 11/01/2022	$	445	441
PNC Funding
3.300%, 03/08/2022		150	155
Priceline Group
2.375%, 09/23/2024		111	127
1.800%, 03/03/2027		321	338
Prologis International Funding II MTN
2.875%, 04/04/2022	EUR	220	259
Prudential Financial
5.625%, 06/15/2043 (B)	$	125	134
Republic Services
4.750%, 05/15/2023		155	170
Seagate HDD Cayman
4.750%, 06/01/2023		17	17
4.750%, 01/01/2025		123	121
Societe Generale MTN
2.500%, 04/08/2021 (A)		500	493
Southern Power
1.850%, 06/20/2026	EUR	100	105
Telefonica Emisiones SAU
5.213%, 03/08/2047	$	228	231
Thermo Fisher Scientific
1.500%, 12/01/2020		426	473
0.750%, 09/12/2024		155	161
United Technologies
1.125%, 12/15/2021		390	432
Vale Overseas
5.875%, 06/10/2021		25	27
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)	EUR	170	134
Wells Fargo Bank MTN
5.250%, 08/01/2023	GBP	350	521
Wells Fargo MTN
4.600%, 04/01/2021	$	75	81
1.625%, 06/02/2025	EUR	525	579
1.375%, 10/26/2026	EUR	175	187

			31,157

Total Global Bonds (Cost $423,402) ($ Thousands)			408,765

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bills
0.541%, 06/29/2017 (D)	$	15,000	$14,973
U.S. Treasury Inflation Indexed Bonds
0.250%, 01/15/2025		1,943	1,926

Total U.S. Treasury Obligations (Cost $16,941) ($ Thousands)			16,899

MORTGAGE-BACKED SECURITIES — 3.2%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, CI M1
1.778%, 02/25/2024 (B)		38	38
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, CI M1
2.228%, 09/25/2024 (B)		87	87
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, CI M2
2.832%, 10/25/2027 (B)		490	501
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, CI M2
3.378%, 12/25/2027 (B)		164	168
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, CI M1
1.878%, 05/25/2025 (B)		102	102
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, CI M2
3.782%, 05/25/2028 (B)		257	265
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, CI M2
3.325%, 07/25/2028 (B)		276	287
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, CI M3
7.128%, 09/25/2028 (B)		250	296
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, CI M1
2.182%, 07/25/2029 (B)		372	373

			2,117

Non-Agency Mortgage-Backed Obligations — 2.8%
Banc of America Commercial Mortgage, Ser 2015-UBS7, CI A4
3.705%, 09/15/2048		180	187

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, CI 3A
3.183%, 09/25/2034 (B)	$35	$34
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, CI AJ
5.611%, 09/11/2041 (B)	20	20
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, CI A4
3.024%, 09/10/2045	125	128
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, CI D
4.901%, 03/10/2047 (A)(B)	20	17
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, CI A3
2.935%, 04/10/2048	30	30
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, CI A4
3.192%, 04/10/2048	15	15
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, CI A4
3.762%, 06/10/2048	175	182
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, CI A4
3.818%, 11/10/2048	55	57
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, CI A5
3.616%, 02/10/2049	150	154
Citigroup Mortgage Loan Trust, Ser 2005-2, CI 1A4
2.971%, 05/25/2035 (B)	342	319
COMM Mortgage Trust, Ser 2008-LS1, CI A4B
6.094%, 12/10/2049 (B)	79	79
COMM Mortgage Trust, Ser 2012-CR4, CI A3
2.853%, 10/15/2045	130	131
COMM Mortgage Trust, Ser 2012-CR5, CI A3
2.540%, 12/10/2045	125	125
COMM Mortgage Trust, Ser 2012-CRE4, CI XA, IO
1.898%, 10/15/2045 (B)	167	11
COMM Mortgage Trust, Ser 2012-LC4, CI A4
3.288%, 12/10/2044	120	124
COMM Mortgage Trust, Ser 2013-CCRE9, CI A4
4.238%, 07/10/2045 (B)	90	97
COMM Mortgage Trust, Ser 2013-CR10, CI A4
4.210%, 08/10/2046 (B)	80	86
COMM Mortgage Trust, Ser 2013-CR6, CI A4
3.101%, 03/10/2046	135	137
COMM Mortgage Trust, Ser 2013-CR6, CI D
4.170%, 03/10/2046 (A)(B)	515	467
COMM Mortgage Trust, Ser 2013-CR7, CI XA, IO
1.398%, 03/10/2046 (B)	975	51
COMM Mortgage Trust, Ser 2013-CR8, CI A4
3.334%, 06/10/2046	205	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR9, CI A3
4.022%, 07/10/2045	$50	$53
COMM Mortgage Trust, Ser 2013-LC13, CI A5
4.205%, 09/10/2023	65	70
COMM Mortgage Trust, Ser 2014-CCRE14, CI A3
3.955%, 02/10/2047	70	74
COMM Mortgage Trust, Ser 2014-CR19, CI A5
3.796%, 08/10/2047	85	89
COMM Mortgage Trust, Ser 2014-CR21, CI A3
3.528%, 12/10/2047	75	77
COMM Mortgage Trust, Ser 2014-UBS2, CI A5
3.961%, 03/10/2047	60	63
COMM Mortgage Trust, Ser 2014-UBS4, CI A5
3.694%, 08/10/2047	165	170
COMM Mortgage Trust, Ser 2015-3BP, CI A
3.178%, 02/10/2035 (A)	100	100
COMM Mortgage Trust, Ser 2015-CR23, CI A4
3.497%, 05/10/2048	80	81
COMM Mortgage Trust, Ser 2015-CR24, CI A5
3.696%, 08/10/2048	90	93
COMM Mortgage Trust, Ser 2015-DC1, CI A5
3.350%, 02/10/2048	155	156
COMM Mortgage Trust, Ser 2015-LC19, CI A4
3.183%, 02/10/2048	70	70
COMM Mortgage Trust, Ser 2015-PC1, CI A4
3.620%, 07/10/2050	50	51
COMM Mortgage Trust, Ser 2016-DC2, CI A5
3.765%, 02/10/2049	195	201
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, CI A3
6.061%, 02/15/2041 (B)	30	31
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, CI A3
2.822%, 10/15/2045	70	70
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, CI XA, IO
0.833%, 02/10/2047 (B)	681	22
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, CI A4
5.638%, 06/15/2039 (B)	20	20
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, CI AMFX
4.877%, 04/15/2037	22	21
CSAIL Commercial Mortgage Trust, Ser 2015- C2, CI XA, IO
0.877%, 06/15/2057 (B)	534	26
CSAIL Commercial Mortgage Trust, Ser 2015- C3, CI D
3.508%, 08/15/2048 (B)	75	55
CSAIL Commercial Mortgage Trust, Ser 2015- C3, CI A3
3.447%, 08/15/2048	85	86

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust, Ser 2015-C4, CI A4
3.808%, 11/15/2048	$155	$160
CSAIL Commercial Mortgage Trust, Ser 2016-C5, CI XA, IO
1.056%, 11/15/2048 (B)	995	61
CSAIL Commercial Mortgage Trust, Ser 2016-C7, CI A5
3.502%, 11/15/2049	205	207
CSAIL Commercial Mortgage Trust, Ser C1, CI XA, IO
0.956%, 04/15/2050 (B)	1,460	79
FNMA Connecticut Avenue Securities, Ser 2013-C01, CI M1
2.982%, 10/25/2023 (B)	41	42
FNMA Connecticut Avenue Securities, Ser 2014-C01, CI M1
2.378%, 01/25/2024 (B)	319	322
FNMA Connecticut Avenue Securities, Ser 2014-C02, CI 2M1
1.728%, 05/25/2024 (B)	4	4
FNMA Connecticut Avenue Securities, Ser 2016-C02, CI 1M1
2.588%, 09/25/2028 (B)	362	367
FNMA Connecticut Avenue Securities, Ser 2016-C04, CI 1M2
5.232%, 01/25/2029 (B)	95	101
FNMA Connecticut Avenue Securities, Ser 2016-C05, CI 2M1
2.128%, 01/25/2029 (B)	149	150
FNMA Connecticut Avenue Securities, Ser 2016-C06, CI 1M1
2.078%, 04/25/2029 (B)	596	601
FNMA Connecticut Avenue Securities, Ser 2016-C07, CI 2M2
5.332%, 04/25/2029 (B)	153	162
FNMA Connecticut Avenue Securities, Ser 2017-C01, CI 1M1
2.282%, 07/25/2029 (B)	252	253
GE Commercial Mortgage Trust, Ser 2007-C1, CI AM
5.606%, 12/10/2049 (B)	35	35
GS Mortgage Securities II, Ser 2007-GG10, CI A4
5.865%, 08/10/2045 (B)	51	51
GS Mortgage Securities II, Ser 2012-ALOH, CI A
3.551%, 04/10/2034 (A)	100	105
GS Mortgage Securities II, Ser 2015-GC30, CI A4
3.382%, 05/10/2050	160	162
GS Mortgage Securities Trust, Ser 2011-GC5, CI XA, IO
1.365%, 08/10/2044 (A)(B)	335	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust, Ser 2013-GC13, CI XA, IO
0.205%, 07/10/2046 (B)	$2,771	$16
GS Mortgage Securities Trust, Ser 2014-GC18, CI A4
4.074%, 01/10/2047	175	185
GS Mortgage Securities Trust, Ser 2014-GC20, CI D
4.867%, 04/10/2047 (A) (B)	80	60
GSR Mortgage Loan Trust, Ser 2005-AR1, CI 4A1
2.789%, 01/25/2035 (B)	91	88
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI A3A1
3.538%, 09/15/2047	185	189
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, CI XA, IO
0.843%, 09/15/2047 (B)	975	34
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, CI A4
3.179%, 02/15/2048	25	25
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, CI A3
2.912%, 10/15/2048	200	196
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, CI A4
5.716%, 02/15/2051	32	33
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, CI A4FL
2.381%, 02/12/2051 (B)	304	295
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, CI A4
6.068%, 02/12/2051	27	27
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, CI A3
2.829%, 10/15/2045	135	136
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, CI A5
2.840%, 12/15/2047	135	136
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, CI A
1.832%, 06/15/2029 (A) (B)	130	130
JPMorgan Mortgage Trust, Ser 2004-A5, CI 3A1
2.993%, 12/25/2034 (B)	71	71
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, CI A2
6.120%, 04/15/2041 (B)	37	38
LSTAR Commercial Mortgage Trust, Ser 2016-4, CI A2
2.458%, 03/10/2049 (A)	159	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, CI A4
3.176%, 08/15/2045	40	41

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, CI A4
2.858%, 11/15/2045	$	100	$101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, CI A4
4.083%, 07/15/2046 (B)		175	187
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, CI A4
4.259%, 10/15/2046 (B)		65	70
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, CI A3
3.766%, 11/15/2046		130	136
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, CI A4
3.526%, 12/15/2047		55	56
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, CI A4
3.249%, 02/15/2048		65	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, CI XA, IO
1.119%, 10/15/2048 (B)		134	9
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, CI A5
3.102%, 11/15/2049		175	172
Morgan Stanley Capital I Trust, Ser 2006-T21, CI D
5.333%, 10/12/2052 (A)(B)		15	11
Morgan Stanley Capital I Trust, Ser 2006-T21, CI E
5.333%, 10/12/2052 (A)(B)		10	4
Morgan Stanley Capital I Trust, Ser 2008-TOP29, CI D
6.293%, 01/11/2043 (A)(B)		35	35
Morgan Stanley Capital I Trust, Ser 2012-C4, CI A4
3.244%, 03/15/2045		140	144
Morgan Stanley Capital I Trust, Ser 2016-UB12, CI A4
3.596%, 12/15/2049		50	51
Morgan Stanley Capital I Trust, Ser 2016-UB12, CI A3
3.337%, 12/15/2049		155	156
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, CI A4A
6.009%, 08/15/2045 (A)(B)		13	13
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, CI A1
3.872%, 01/05/2043 (A)(B)		135	131
TAGUS-Sociedade de Titularizacao de Creditos, Ser 2014-2, CI SNR
2.980%, 02/16/2018	EUR	150	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, CI A4
3.091%, 08/10/2049	$40	$41
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, CI A4
3.185%, 03/10/2046	130	133
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, CI A4
3.244%, 04/10/2046	165	169
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, CI A3
2.971%, 04/10/2046	70	71
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, CI A3
3.290%, 05/15/2048	175	176
Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, CI A4
3.637%, 06/15/2048	180	185
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, CI A3
3.410%, 09/15/2058	165	167
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, CI A4
3.839%, 09/15/2058	170	177
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, CI D
4.103%, 05/15/2048 (B)	65	54
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, CI A4
3.560%, 01/15/2059	170	173
WFRBS Commercial Mortgage Trust, Ser 2012-C10, CI A3
2.875%, 12/15/2045	195	196
WFRBS Commercial Mortgage Trust, Ser 2012-C6, CI D
5.579%, 04/15/2045 (A)(B)	55	55
WFRBS Commercial Mortgage Trust, Ser 2012-C8, CI A3
3.001%, 08/15/2045	20	20
WFRBS Commercial Mortgage Trust, Ser 2012-C9, CI A3
2.870%, 11/15/2045	170	172
WFRBS Commercial Mortgage Trust, Ser 2014-C20, CI A5
3.995%, 05/15/2047	100	105
WFRBS Commercial Mortgage Trust, Ser 2014-C24, CI A5
3.607%, 11/15/2047	75	77
WFRBS Commercial Mortgage Trust, Ser C19, CI A5
4.101%, 03/15/2047	160	170

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commerical Mortgage Trust, Ser 2013-C15, CI A3
3.881%, 08/15/2046	$70	$74

		12,791

Total Mortgage-Backed Securities (Cost $14,999) ($ Thousands)		14,908

CORPORATE OBLIGATIONS — 0.4%

United States — 0.4%
CenturyLink
6.450%, 06/15/2021	144	153
CNA Financial
7.250%, 11/15/2023	110	133
Cox Communications
2.950%, 06/30/2023 (A)	127	121
Diamond 1 Finance
5.450%, 06/15/2023 (A)	240	259
Hewlett Packard Enterprise
4.900%, 10/15/2025 (A)	350	364
Nabors Industries
5.500%, 01/15/2023 (A)	187	191
Navient MTN
5.500%, 01/15/2019	248	257
Pioneer Natural Resources
4.450%, 01/15/2026	75	79
Seagate
4.875%, 03/01/2024	85	84
Sprint Spectrum
3.360%, 09/20/2021 (A)	246	245

		1,886

Total Corporate Obligations (Cost $1,824) ($ Thousands)		1,886

Total Investments — 96.2% (Cost $457,166) ($ Thousands)		$442,458

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3 Month EURIBOR	(8)	Mar-2019	$(1)
30 Day Federal Funds Futures	(8)	Jan-2018	—
Australian 10-Year Bond	6	Jun-2017	—
Australian 3-Year Bond	68	Jun-2017	23
C$ Currency	(180)	Jun-2017	(210)
Canadian 10-Year Bond	10	Jun-2017	5
Euro-Bob	(10)	Jun-2017	31
Euro-BTP	(1)	Jun-2017	—
Euro-Bund	7	Jun-2017	(8)
Euro-Buxl 30 Year Bond	—	Jun-2017	(1)
Euro-OAT 10 Year Bond	13	Jun-2017	10
Euro-Schatz	27	Jun-2017	(2)
Japanese 10-Year Bond	2	Jun-2017	—
Japanese 10-Year Bond E-MINI	90	Jun-2017	(1)
Long Gilt 10-Year Bond	(3)	Jun-2017	—
U.S. 10-Year Treasury Note	(178)	Jun-2017	(86)
U.S. 2-Year Treasury Note	(38)	Jun-2017	(15)
U.S. 5-Year Treasury Note	91	Jun-2017	16
U.S. Long Treasury Bond	2	Jun-2017	4
U.S. Ultra Long Treasury Bond	(31)	Jun-2017	(54)
Ultra 10-Year U.S. Treasury Bond	(15)	Jun-2017	(15)

			$(304)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/03/17	USD	93	SGD	130	$—
04/03/17	USD	112	MXN	2,250	7
04/03/17	USD	91	NZD	130	—
04/03/17	USD	92	NZD	130	(1)
04/03/17-05/08/17	USD	183	NOK	1,560	(1)
04/03/17	USD	92	KRW	103,710	1
04/03/17	USD	449	KRW	501,564	(1)
04/03/17	USD	448	CHF	450	1
05/08/17-05/08/17	USD	680	CHF	675	(4)
05/08/17	ILS	1,368	USD	379	1
04/03/17	ILS	1,368	USD	373	(3)
05/08/17	SGD	1,201	USD	862	2
04/03/17-05/08/17	SGD	1,897	USD	1,353	(5)
04/03/17-04/06/17	USD	994	AUD	1,320	12
04/03/17-05/08/17	USD	2,106	AUD	2,751	(9)
04/03/17-05/08/17	USD	2,113	SEK	19,042	20
05/08/17-05/08/17	USD	3,003	SEK	26,426	(38)
05/08/17-05/08/17	CHF	3,458	USD	3,488	25
04/03/17	CHF	2,929	USD	2,918	(8)
05/08/17-05/08/17	DKK	5,719	USD	829	5
04/03/17	DKK	1,331	USD	190	(2)
04/03/17-05/11/17	USD	5,908	JPY	666,871	82
05/08/17-05/11/17	USD	1,316	JPY	145,368	(9)
04/03/17-05/08/17	USD	1,905	CAD	2,555	12
04/03/17-05/08/17	USD	5,805	CAD	7,637	(78)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

International Fixed Income Fund (Concluded)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/03/17-05/18/17	USD	12,035	GBP	9,714	$119
04/03/17-05/08/17	NZD	23,098	USD	16,362	224
04/03/17	NZD	130	USD	90	(1)
05/08/17-05/08/17	PLN	5,292	USD	1,351	15
04/03/17-05/11/17	PLN	18,511	USD	4,545	(127)
04/03/17-05/08/17	NOK	23,108	USD	2,737	45
04/03/17-04/03/17	NOK	780	USD	91	—
05/05/17	CZK	13,857	USD	561	8
04/03/17	CZK	13,857	USD	543	(5)
04/03/17-04/12/17	USD	9,029	EUR	8,493	56
04/03/17-05/08/17	USD	31,981	EUR	29,739	(138)
04/03/17-05/24/17	ZAR	42,783	USD	3,340	168
04/03/17-05/08/17	AUD	27,184	USD	20,828	99
04/03/17-05/08/17	AUD	22,349	USD	16,892	(155)
04/03/17-05/08/17	CAD	36,790	USD	27,905	316
04/07/17-05/08/17	CAD	13,637	USD	10,197	(33)
05/08/17-05/08/17	SEK	15,243	USD	1,732	21
04/03/17-05/11/17	SEK	38,299	USD	4,264	(31)
04/03/17-04/03/17	MXN	2,250	USD	120	—
04/03/17-05/08/17	MXN	56,086	USD	2,884	(87)
05/08/17-05/08/17	GBP	12,508	USD	15,675	25
04/03/17-05/18/17	GBP	47,096	USD	58,184	(732)
04/03/17-05/08/17	THB	62,626	USD	1,809	(14)
04/03/17-05/08/17	EUR	143,972	USD	155,751	1,613
04/03/17-05/08/17	EUR	123,235	USD	130,912	(905)
05/08/17-05/08/17	KRW	4,133,627	USD	3,717	17
04/03/17-05/18/17	KRW	7,160,953	USD	6,328	(78)
05/08/17-05/08/17	JPY	7,756,193	USD	70,089	374
04/03/17-05/11/17	JPY	12,208,267	USD	108,430	(1,164)
04/04/17	USD	1,814	BRL	5,807	15
05/03/17	BRL	10,604	USD	3,361	41
04/04/17	BRL	16,411	USD	5,124	(45)
04/05/17-05/08/17	USD	793	DKK	5,537	4
05/08/17	USD	192	DKK	1,331	(1)
04/11/17	USD	926	TRY	3,444	18
04/11/17-04/11/17	USD	2,766	INR	182,052	38
05/08/17	MXN	12,062	USD	643	6
04/26/17-04/26/17	MXN	42,646	USD	2,071	(186)
04/28/17	USD	997	RUB	59,411	51
05/05/17	RUB	46,713	USD	827	4
04/28/17-04/28/17	RUB	31,031	USD	525	(22)
05/19/17	USD	944	IDR	12,665,842	4
05/19/17	IDR	12,558,567	USD	931	(9)
06/09/17	USD	1,436	CZK	35,397	(20)
06/14/17-06/16/17	USD	241	ARS	4,100	18

					$(445)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(2,646)	$2,719	$73
Bank of America	(4,575)	4,571	(4)
Bank of Montreal	(6)	6	—
Barclays PLC	(46,931)	46,580	(351)
BIC	(12,431)	12,470	39
BNP Paribas	(26,379)	26,782	403
Brown Brothers Harriman	(14,122)	14,245	123
BT Brokerage	(2,225)	2,246	21
Citigroup	(151,596)	150,528	(1,068)
Credit Suisse First Boston	(10,009)	10,022	13
Deutsche Bank	(3,320)	3,361	41
Goldman Sachs	(28,830)	28,692	(138)
HSBC	(52,585)	52,702	117
JPMorgan Chase Bank	(126,047)	126,624	577
Montgomery/Bank of America	(93,391)	93,617	226
Morgan Stanley	(5,126)	5,138	12
National Australia Capital Markets	(70)	68	(2)
National Bank of Australia	(118,353)	117,827	(526)
RBC	(2,890)	2,815	(75)
Royal Bank of Scotland	(7,095)	7,001	(94)
Societe Generale	(385)	381	(4)
Standard Chartered	(5,216)	5,198	(18)
State Street	(52,499)	52,727	228
TD Securities	(824)	823	(1)
UBS	(10,807)	10,770	(37)

			$(445)

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

A list of the open OTC swap agreements held by the Fund at March 31, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	5/11/63	(370)	$(12)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	5/11/63	(240)	(18)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	5/11/63	(130)	(9)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	5/11/63	(373)	(20)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	5/11/63	(127)	(7)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	5/11/63	(134)	(8)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	5/11/63	(460)	(23)
Deutsche Bank	Cmbx.Na.Bbb-.6	SELL	3.00	5/11/63	(406)	(22)

						$(119)

Percentages are based on Net Assets of $459,950 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $40,751 ($ Thousands), representing 8.9% of the Net Assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CI — Class

COP — Colombian Peso

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

THB — Thai Bhat

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$408,765	$—	$408,765
U.S. Treasury Obligations	—	16,899	—	16,899
Mortgage-Backed Securities	—	14,908	—	14,908
Corporate Obligations	—	1,886	—	1,886

Total Investments in Securities	$—	$442,458	$—	$442,458

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$89	$—	$—	$89
Unrealized Depreciation	(393)	—	—	(393)
Forwards Contracts *
Unrealized Appreciation	—	3,467	—	3,467
Unrealized Depreciation	—	(3,912)	—	(3,912)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(119)	—	(119)

Total Other Financial Instruments	$(304)	$(564)	$—	$(868)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.4%

Angola — 0.1%
Angolan Government International Bond
9.500%, 11/12/2025	$	1,407	$1,449

Argentina — 5.3%
Argentina Bonar Bonds (A)
23.306%, 03/01/2020	ARS	20,078	1,462
22.912%, 10/09/2017		2,158	150
22.875%, 03/01/2018		7,683	510
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	471
Argentine Bonad Bonds
2.400%, 03/18/2018	$	1,568	1,542
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	13,700	926
21.200%, 09/19/2018		24,176	1,654
18.200%, 10/03/2021		21,053	1,471
15.500%, 10/17/2026		57,569	3,895
Cablevision
6.500%, 06/15/2021 (B)	$	214	226
City of Buenos Aires Argentina
22.438%, 03/29/2024 (A)	ARS	10,891	708
7.500%, 06/01/2027 (B)	$	969	1,003
Pampa Energia
7.500%, 01/24/2027 (B)		343	348
Petrobras Argentina
7.375%, 07/21/2023 (B)		270	282
Provincia de Buenos Aires
9.950%, 06/09/2021 (B)		1,240	1,411
7.875%, 06/15/2027		2,090	2,116
Provincia de Cordoba
7.125%, 06/10/2021 (B)		531	550
Provincia del Chaco Argentina
9.375%, 08/18/2024		1,025	992
Republic of Argentina
8.280%, 12/31/2033		3,141	3,298
8.280%, 12/31/2033		3,141	3,353
7.820%, 12/31/2033	EUR	16,020	18,102
7.820%, 12/31/2033		8,377	9,370

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.125%, 07/06/2036	$	1,107	$1,072
6.875%, 04/22/2021		165	177
6.875%, 01/26/2027 (B)		6,765	6,860
6.250%, 04/22/2019		150	158
6.250%, 04/22/2019		85	90
5.625%, 01/26/2022 (B)		1,057	1,082
5.000%, 01/15/2027	EUR	5,404	5,397
4.191%, 12/15/2035 (A)		18,827	1,989
3.380%, 03/31/2019 (C)		7,360	4,755
3.043%, 12/15/2035 (A)	$	1,203	118
2.500%, 03/31/2019 (C) (D)		475	299
2.260%, 03/31/2019 (C)	EUR	564	364
YPF MTN
23.854%, 07/07/2020 (A)	$	368	410

			76,611

Armenia — 0.1%
Republic of Armenia
7.150%, 03/26/2025 (B)		1,998	2,139

Azerbaijan — 1.5%
Republic of Azerbaijan
4.750%, 03/18/2024 (B)		4,410	4,439
Southern Gas Corridor
6.875%, 03/24/2026 (B)		1,437	1,576
6.875%, 03/24/2026		3,379	3,705
6.875%, 03/24/2026		2,325	2,549
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		963	1,015
6.950%, 03/18/2030		5,176	5,479
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,923	2,835
4.750%, 03/13/2023		200	194

			21,792

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028		679	708
7.000%, 10/12/2028 (B)		641	669

			1,377

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2034 (C)		2,637	1,714

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		2,580	2,716
3.717%, 01/25/2027		1,521	1,464

			4,180

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil — 8.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)	$	660	$706
Braskem Finance
5.750%, 04/15/2021		1,797	1,898
Brazil Letras do Tesouro Nacional (E)
15.050%, 01/01/2019	BRL	88,654	23,848
14.857%, 01/01/2020		18,000	4,399
0.000%, 07/01/2020		19,000	4,420
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)	$	1,420	1,442
5.477%, 07/24/2023		300	303
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,165
5.333%, 02/15/2028		4,590	4,544
5.333%, 02/15/2028 (B)		224	221
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2022	BRL	4,000	3,912
6.000%, 05/15/2035		1,000	1,046
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		48,208	15,264
10.000%, 01/01/2023		22,174	6,998
10.000%, 01/01/2025		41,681	13,127
10.000%, 01/01/2027		32,642	10,254
Brazilian Government International Bond
6.000%, 04/07/2026 (F)	$	7,401	8,045
5.625%, 02/21/2047		720	698
BRF
4.750%, 05/22/2024		1,000	964
Cosan Luxembourg
7.000%, 01/20/2027 (B)		253	262
ESAL GmbH
6.250%, 02/05/2023 (B)		156	156
Federal Republic of Brazil
8.250%, 01/20/2034		3,341	4,164
5.625%, 01/07/2041		596	579
2.625%, 01/05/2023		293	272
GTL Trade Finance
5.893%, 04/29/2024 (B)		149	149
JBS Investments GmbH
7.250%, 04/03/2024		426	441
JBS USA LUX
7.250%, 06/01/2021		111	114
Klabin Finance
5.250%, 07/16/2024		790	793
Marfrig Holdings Europe
8.000%, 06/08/2023		1,100	1,149
Minerva Luxembourg
6.500%, 09/20/2026		1,401	1,369
6.500%, 09/20/2026 (B)		858	838

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Petrobras Global Finance
8.750%, 05/23/2026	$	2,156	$2,496
Petrobras International Finance
6.875%, 01/20/2040		1,540	1,466
5.375%, 01/27/2021		1,800	1,848
Rumo Luxembourg
7.375%, 02/09/2024 (B)		898	923
Ultrapar International
5.250%, 10/06/2026		330	328
Vale Overseas
6.250%, 08/10/2026		2,449	2,660

			123,261

Cameroon — 0.3%
Republic of Cameroon International Bond
9.500%, 11/19/2025		3,725	4,220

Chile — 0.6%
Banco del Estado de Chile
4.125%, 10/07/2020 (B)		270	285
4.125%, 10/07/2020		30	31
Banco del Estado de Chile MTN
3.875%, 02/08/2022 (B)		230	238
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	131
4.500%, 02/28/2021		350,000	550
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047 (B)	$	2,365	2,475
Empresa Electrica Angamos
4.875%, 05/25/2029 (B)		1,323	1,329
Empresa Nacional del Petroleo
4.375%, 10/30/2024		200	204
3.750%, 08/05/2026 (B)		387	375
3.750%, 08/05/2026		640	619
Nacional del Cobre de Chile
6.150%, 10/24/2036		592	691
4.500%, 09/16/2025 (B)		726	764
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	514

			8,206

China — 0.2%
Sinopec Group Overseas Development
4.375%, 10/17/2023	$	539	570
3.500%, 05/03/2026 (B)		1,762	1,740

			2,310

Colombia — 6.2%
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	3,205
9.750%, 07/26/2028		370,000	134
Colombian TES
11.000%, 07/24/2020		13,543,500	5,360
10.000%, 07/24/2024		16,556,200	6,862

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	1,040,700	$389
7.500%, 08/26/2026		40,295,600	14,692
7.000%, 05/04/2022		56,550,600	20,192
6.000%, 04/28/2028		18,090,300	5,879
5.000%, 11/21/2018		18,962,600	6,464
4.750%, 04/04/2035		1,096,600	1,108
Ecopetrol
7.375%, 09/18/2043	$	280	300
5.875%, 05/28/2045		745	678
5.375%, 06/26/2026		1,742	1,782
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	307
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,383
7.625%, 09/10/2024 (B)		3,116,000	1,042
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,127,000	380
7.875%, 08/12/2024		884,000	299
Republic of Colombia
11.750%, 02/25/2020	$	322	406
10.375%, 01/28/2033		360	538
9.850%, 06/28/2027 (F)	COP	3,803,000	1,666
9.850%, 06/28/2027		1,257,000	551
8.125%, 05/21/2024	$	824	1,049
7.750%, 04/14/2021	COP	3,331,000	1,217
7.375%, 09/18/2037	$	2,626	3,351
6.125%, 01/18/2041		3,194	3,641
4.500%, 01/28/2026		636	671
4.375%, 07/12/2021		4,179	4,430
4.375%, 03/21/2023	COP	1,089,000	343
4.375%, 03/21/2023		1,782,000	561
4.000%, 02/26/2024	$	1,856	1,910

			90,790

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		753	776
5.875%, 04/25/2021 (B)		597	607
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	421
6.375%, 05/15/2043		250	210
Republic of Costa Rica
7.158%, 03/12/2045 (B)		1,237	1,259
7.158%, 03/12/2045		3,436	3,496
7.158%, 03/12/2045		4,436	4,514
7.000%, 04/04/2044		2,387	2,405
7.000%, 04/04/2044 (B)		4,191	4,222
4.375%, 04/30/2025		702	660

			18,570

Croatia — 1.1%
Government of Croatia
6.625%, 07/14/2020		4,003	4,393

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.375%, 03/24/2021	$	1,490	$1,646
6.375%, 03/24/2021 (B)		4,053	4,479
6.000%, 01/26/2024 (B)		1,993	2,207
5.875%, 07/09/2018	EUR	150	172
5.500%, 04/04/2023	$	200	215
3.000%, 03/11/2025	EUR	2,690	2,928

			16,040

Dominican Republic — 1.5%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	96
11.500%, 05/10/2024		55,000	1,226
11.000%, 01/05/2018		6,320	136
11.000%, 07/30/2021 (B)		53,760	1,152
9.040%, 01/23/2018	$	242	250
8.625%, 04/20/2027		1,332	1,571
7.500%, 05/06/2021		404	446
7.450%, 04/30/2044 (B)		1,972	2,179
7.450%, 04/30/2044		451	496
7.450%, 04/30/2044		610	671
6.875%, 01/29/2026		1,273	1,394
6.850%, 01/27/2045 (B)		3,708	3,829
6.850%, 01/27/2045		1,200	1,239
6.850%, 01/27/2045		400	413
6.600%, 01/28/2024		656	711
5.950%, 01/25/2027		476	486
5.950%, 01/25/2027 (B) (F)		2,206	2,253
5.875%, 04/18/2024 (B)		536	561
5.500%, 01/27/2025		1,070	1,087
5.500%, 01/27/2025		1,721	1,749

			21,945

Ecuador — 0.7%
EP PetroEcuador via Noble Sovereign Funding I
6.787%, 09/24/2019 (A)		346	346
Republic of Ecuador
10.750%, 03/28/2022 (B)		991	1,048
10.500%, 03/24/2020		658	697
10.500%, 03/24/2020 (B)		450	477
9.650%, 12/13/2026 (B)		1,844	1,909
7.950%, 06/20/2024		6,802	6,394

			10,871

Egypt — 0.6%
Egypt Government International Bond MTN
8.500%, 01/31/2047		4,173	4,486
7.500%, 01/31/2027		3,078	3,267
6.125%, 01/31/2022		497	517
6.125%, 01/31/2022 (B)		361	375

			8,645

El Salvador — 0.8%
Republic of El Salvador
8.625%, 02/28/2029		1,636	1,689

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.250%, 04/10/2032	$	222	$220
7.750%, 01/24/2023		1,740	1,771
7.650%, 06/15/2035 (F)		2,017	1,875
7.650%, 06/15/2035		974	906
7.625%, 02/01/2041		1,520	1,397
7.375%, 12/01/2019		1,021	1,048
7.375%, 12/01/2019		226	232
6.375%, 01/18/2027		863	772
6.375%, 01/18/2027 (B)		1,401	1,254
5.875%, 01/30/2025 (B)		704	627
5.875%, 01/30/2025		210	188
5.875%, 01/30/2025		200	179

			12,158

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		510	489

Gabon — 0.4%
Gabonese Republic
8.200%, 12/12/2017		282	290
6.950%, 06/16/2025 (B)		554	541
6.375%, 12/12/2024		4,990	4,821

			5,652

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (B)		663	733

Ghana — 0.6%
Republic of Ghana
24.750%, 07/19/2021		3,864	1,022
24.500%, 04/22/2019		1,926	476
24.000%, 09/09/2019		964	238
10.750%, 10/14/2030		5,240	6,153
10.750%, 10/14/2030 (B)		1,287	1,511

			9,400

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (B)		590	612
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024		350	363

			975

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027 (B)		490	496
6.250%, 01/19/2027		326	330

			826

Hong Kong — 0.0%
Studio City
7.250%, 11/30/2021 (B)		139	148

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Hungary — 1.5%
Magyar Export-Import Bank
4.000%, 01/30/2020 (B)	$	925	$945
Republic of Hungary
7.625%, 03/29/2041		5,960	8,649
6.750%, 10/22/2028	HUF	932,610	4,235
5.750%, 11/22/2023	$	1,754	1,982
5.500%, 06/24/2025	HUF	138,870	565
3.000%, 06/26/2024		1,700,000	5,941

			22,317

India — 0.0%
Vedanta Resources
8.250%, 06/07/2021 (B)	$	28	30

Indonesia — 9.3%
Indo Energy Finance II
6.375%, 01/24/2023		1,090	1,035
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	67,036,000	5,584
8.250%, 07/15/2021		10,611,000	836
Listrindo Capital
4.950%, 09/14/2026	$	350	341
Majapahit Holding
7.875%, 06/29/2037		300	385
7.875%, 06/29/2037 (B)		205	263
7.750%, 01/20/2020		894	1,008
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,738
Pertamina Persero
6.500%, 05/27/2041 (B)		380	425
6.000%, 05/03/2042 (B)		935	990
6.000%, 05/03/2042		340	360
5.250%, 05/23/2021 (B)		921	988
4.875%, 05/03/2022 (B)		220	233
Pertamina Persero MTN
6.450%, 05/30/2044 (B)		665	750
6.450%, 05/30/2044		439	498
5.625%, 05/20/2043		2,692	2,765
5.625%, 05/20/2043 (B)		1,434	1,473
5.625%, 05/20/2043		300	308
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		580	577
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	19
11.000%, 09/15/2025		3,200,000	299
9.000%, 03/15/2029		187,712,000	15,604
8.500%, 10/12/2035	$	925	1,335
8.375%, 03/15/2024	IDR	236,319,000	18,868
8.375%, 09/15/2026		93,384,000	7,603
8.375%, 03/15/2034		95,294,000	7,559
8.250%, 06/15/2032		17,369,000	1,324
8.250%, 05/15/2036		67,070,000	5,318

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 01/17/2038	$	291	$403
7.750%, 01/17/2038		1,853	2,564
7.000%, 05/15/2022	IDR	122,580,000	9,254
7.000%, 05/15/2027		10,300,000	769
6.625%, 05/15/2033		35,776,000	2,424
6.625%, 02/17/2037	$	1,384	1,702
6.125%, 05/15/2028	IDR	26,020,000	1,762
5.625%, 05/15/2023		65,735,000	4,616
4.875%, 05/05/2021	$	945	1,010
3.375%, 07/30/2025	EUR	6,680	7,629
Republic of Indonesia MTN
11.625%, 03/04/2019	$	80	95
11.625%, 03/04/2019 (B)		975	1,153
11.625%, 03/04/2019		1,049	1,240
6.750%, 01/15/2044 (B)		183	235
5.875%, 01/15/2024		2,876	3,261
5.875%, 01/15/2024		6,050	6,861
5.875%, 01/15/2024 (B)		888	1,007
5.250%, 01/17/2042		692	740
5.125%, 01/15/2045 (B)		217	230
4.750%, 01/08/2026 (B)		2,389	2,544
4.750%, 01/08/2026		1,219	1,298
4.125%, 01/15/2025		1,074	1,101
4.125%, 01/15/2025		1,331	1,365
3.750%, 06/14/2028	EUR	1,100	1,259
3.375%, 04/15/2023 (B)	$	1,939	1,937

			134,945

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		6,282	5,539

Ivory Coast — 1.0%
Ivory Coast Government Bond
6.375%, 03/03/2028 (B)		2,562	2,508
5.750%, 12/31/2032		3,972	3,684
5.750%, 12/31/2032		3,413	3,166
5.750%, 12/31/2032 (C)		4,594	4,261
5.375%, 07/23/2024 (B)		1,265	1,202

			14,821

Jamaica — 0.1%
Digicel Group
8.250%, 09/30/2020		1,072	921
7.125%, 04/01/2022 (B)		236	184
Jamaica Government International Bond
8.000%, 03/15/2039		659	755

			1,860

Jordan — 0.1%
Jordan Government International Bond
5.750%, 01/31/2027		1,016	996

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kazakhstan — 1.0%
Development Bank of Kazakhstan
4.125%, 12/10/2022	$	770	$762
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023		3,087	3,022
4.625%, 05/24/2023 (B)		349	342
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (B)		250	263
KazMunayGas National MTN
6.375%, 04/09/2021 (B)		1,660	1,822
6.375%, 04/09/2021		2,329	2,556
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		400	432
Republic of Kazakhstan MTN
6.500%, 07/21/2045		3,663	4,340
5.125%, 07/21/2025 (B)		685	744

			14,283

Kenya — 0.2%
Kenya Government International Bond
6.875%, 06/24/2024		1,453	1,446
6.875%, 06/24/2024 (B)		1,413	1,406
5.875%, 06/24/2019 (B)		805	834

			3,686

Malaysia — 3.1%
1MDB Energy
5.990%, 05/11/2022		1,000	1,080
1MDB Global Investments
4.400%, 03/09/2023		9,600	8,808
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	254
4.935%, 09/30/2043		2,200	501
4.392%, 04/15/2026		7,081	1,617
4.378%, 11/29/2019		5,218	1,200
4.254%, 05/31/2035		1,827	393
4.240%, 02/07/2018		9,200	2,094
4.232%, 06/30/2031		9,200	2,018
4.181%, 07/15/2024		4,186	949
4.160%, 07/15/2021		20	5
4.012%, 09/15/2017		6,420	1,456
3.955%, 09/15/2025		12,020	2,669
3.892%, 03/15/2027		1,369	296
3.800%, 08/17/2023		23,695	5,281
3.795%, 09/30/2022		3,500	784
3.759%, 03/15/2019		8,099	1,839
3.659%, 10/15/2020		1,419	320
3.654%, 10/31/2019		7,740	1,747
3.620%, 11/30/2021		7,443	1,664
3.580%, 09/28/2018		1,157	262
3.502%, 05/31/2027		1,050	222
3.492%, 03/31/2020		1,420	319

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.480%, 03/15/2023	MYR	2,858	$628
3.418%, 08/15/2022		4,289	945
3.314%, 10/31/2017		9,200	2,079
3.260%, 03/01/2018		9,170	2,070
Malaysia Government Investment Issue
4.070%, 09/30/2026		11,606	2,584
Petronas Capital MTN
3.500%, 03/18/2025 (B)	$	1,011	1,027

			45,111

Mexico — 10.0%
Alfa
6.875%, 03/25/2044		1,750	1,785
America Movil
7.125%, 12/09/2024	MXN	18,110	909
6.000%, 06/09/2019		12,420	635
Banco Nacional de Comercio Exterior SNC(A)
3.800%, 08/11/2026 (B)	$	1,852	1,815
3.800%, 08/11/2026		536	525
Cemex
7.750%, 04/16/2026 (B)		216	243
6.125%, 05/05/2025 (B)		115	123
5.700%, 01/11/2025 (B)		208	216
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,921
5.750%, 02/14/2042 (B)	$	500	494
4.875%, 01/15/2024 (B)		237	244
4.750%, 02/23/2027 (B)		1,016	1,019
Elementia
5.500%, 01/15/2025		670	671
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (B)		616	632
Mexican Bonos
7.750%, 11/23/2034	MXN	92,281	5,071
7.750%, 11/13/2042		79,410	4,362
6.500%, 06/09/2022		66,406	3,461
5.750%, 03/05/2026		59,120	2,873
5.000%, 12/11/2019		127,973	6,507
4.750%, 06/14/2018		801	42
Mexican Bonos, Ser M
6.500%, 06/10/2021		240,504	12,609
Mexican Bonos, Ser M10
8.500%, 12/13/2018		202,872	11,074
Mexican Bonos, Ser M20
10.000%, 12/05/2024		163,595	10,218
8.500%, 05/31/2029		70,532	4,137
8.000%, 12/07/2023		11,575	648
7.750%, 05/29/2031		129,320	7,136
Mexican Bonos, Ser M30
10.000%, 11/20/2036		70,263	4,715
8.500%, 11/18/2038		66,465	3,928
Mexico Government International Bond
4.350%, 01/15/2047	$	1,539	1,416

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.150%, 03/28/2027	$	3,918	$3,984
Petroleos Mexicanos
9.500%, 09/15/2027		169	208
7.650%, 11/24/2021	MXN	8,440	424
7.470%, 11/12/2026		90,489	4,173
7.190%, 09/12/2024		101,382	4,761
6.625%, 06/15/2035	$	4,931	5,079
6.625%, 06/15/2038		2,088	2,124
6.500%, 03/13/2027 (B)		4,264	4,587
6.500%, 06/02/2041		1,709	1,702
6.375%, 02/04/2021		326	354
6.375%, 01/23/2045		807	787
6.000%, 03/05/2020		335	359
5.625%, 01/23/2046		749	670
5.500%, 01/21/2021		18	19
5.500%, 06/27/2044		589	520
4.875%, 01/24/2022		271	279
4.875%, 01/18/2024		175	177
4.770%, 03/11/2022 (A) (B)		1,396	1,501
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (B)		131	145
6.875%, 08/04/2026		5,612	6,229
6.750%, 09/21/2047		1,007	1,022
6.375%, 01/23/2045 (B)		806	786
4.875%, 02/21/2028	EUR	3,822	4,211
4.625%, 09/21/2023 (B)	$	1,185	1,192
4.250%, 01/15/2025		2,450	2,359
2.750%, 04/21/2027	EUR	350	331
Petroloes Mexicanos MTN
5.625%, 01/23/2046 (B)	$	800	715
Sixsigma Networks Mexico
8.250%, 11/07/2021 (B)		465	460
Trust F/1401
6.950%, 01/30/2044		1,920	1,942
United Mexican States
5.750%, 10/12/2110		1,998	1,988
4.600%, 01/23/2046		1,837	1,759
4.000%, 10/02/2023		138	142
United Mexican States MTN
5.550%, 01/21/2045		869	939
4.750%, 03/08/2044		425	413
4.125%, 01/21/2026		73	75

			145,845

MN — 0.1%
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,449	1,579

Mongolia — 0.1%
Mongolia Government Bond MTN
10.875%, 04/06/2021 (B)		1,205	1,387
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (B)		355	379

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.375%, 05/19/2020	$	350	$374

			2,140

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (B)	EUR	551	623

Morocco — 0.6%
Morocco Government International Bond
3.500%, 06/19/2024		3,580	4,135
OCP
6.875%, 04/25/2044	$	1,325	1,422
5.625%, 04/25/2024 (B)		2,205	2,348
4.500%, 10/22/2025 (B)		288	284

			8,189

Namibia — 0.2%
Namibia International Bonds 5.250%, 10/29/2025 (B)		2,346	2,363

Netherlands — 0.1%
MARB BondCo
7.000%, 03/15/2024 (B)		169	168
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)		470	491
VTR Finance
6.875%, 01/15/2024		400	416

			1,075

Nigeria — 0.1%
Nigeria Government International Bond
7.875%, 02/16/2032		1,431	1,492
7.875%, 02/16/2032 (B)		228	237

			1,729

Oman — 0.3%
Oman Government International Bond
6.500%, 03/08/2047 (B)		1,620	1,709
6.500%, 03/08/2047		676	713
5.375%, 03/08/2027		659	689
3.875%, 03/08/2022		862	871

			3,982

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025		2,126	2,373

Panama — 0.4%
Panama Notas del Tesoro
4.875%, 02/05/2021		562	590
Republic of Panama
9.375%, 01/16/2023		560	721
9.375%, 04/01/2029		630	923
8.125%, 04/28/2034		2,028	2,687
4.300%, 04/29/2053		130	123

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 09/22/2024	$	521	$544

			5,588

Paraguay — 0.2%
Republic of Paraguay
6.100%, 08/11/2044 (B)		906	972
5.000%, 04/15/2026		656	682
4.700%, 03/27/2027		209	211
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	206
6.750%, 12/13/2022		200	206

			2,277

Peru — 2.1%
Abengoa Transmision Sur
6.875%, 04/30/2043 (B)		273	291
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	3,704	1,163
Peru Enhanced Pass-Through Finance(E)
4.995%, 06/02/2025 (B)	$	1,000	820
1.229%, 05/31/2018		40	39
1.227%, 05/31/2018 (B)		109	107
Peru Government Bond
6.900%, 08/12/2037	PEN	5,404	1,776
6.850%, 02/12/2042		1,721	556
6.350%, 08/12/2028		2,895	905
Republic of Peru
8.200%, 08/12/2026		14,008	5,080
6.950%, 08/12/2031		6,696	2,209
6.950%, 08/12/2031		7,012	2,314
6.850%, 02/12/2042		991	320
6.714%, 02/12/2055		719	221
6.550%, 03/14/2037	$	1,239	1,600
6.350%, 08/12/2028	PEN	2,061	645
6.350%, 08/12/2028 (B)		7,925	2,478
5.700%, 08/12/2024 (B)		5,999	1,892
5.700%, 08/12/2024		285	90
3.750%, 03/01/2030	EUR	6,608	8,131

			30,637

Philippines — 0.1%
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	869

Poland — 3.3%
Republic of Poland
5.250%, 10/25/2020	PLN	20,418	5,635
4.000%, 10/25/2023		20,178	5,369
3.250%, 07/25/2025		35,686	8,984
2.750%, 08/25/2023		6,498	1,791
2.500%, 07/25/2026		24,618	5,779
2.500%, 07/25/2027		5,323	1,229
1.750%, 07/25/2021		36,428	8,829
1.567%, 10/25/2018 (E)		11,880	2,912

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.500%, 04/25/2020	PLN	12,676	$3,120
0.000%, 07/25/2017 (E)		4,630	1,163
Republic of Poland, Ser 0922
5.750%, 09/23/2022		12,209	3,512

			48,323

Qatar — 0.6%
Ooredoo International Finance MTN
7.875%, 06/10/2019	$	665	741
State of Qatar
9.750%, 06/15/2030		2,637	4,186
6.400%, 01/20/2040		2,588	3,303

			8,230

Romania — 0.9%
Government of Romania
5.850%, 04/26/2023	RON	14,130	3,799
4.750%, 02/24/2025		13,780	3,487
3.500%, 12/19/2022		4,415	1,057
Government of Romania MTN
6.750%, 02/07/2022	$	1,230	1,426
6.750%, 02/07/2022 (B)		919	1,066
6.125%, 01/22/2044		300	369
3.875%, 10/29/2035	EUR	900	1,014
2.875%, 05/26/2028		740	812
2.750%, 10/29/2025		730	824

			13,854

Russia — 6.9%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (B)	$	1,116	1,152
Evraz Group
8.250%, 01/28/2021		1,000	1,119
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	1,660	2,089
3.125%, 11/17/2023	EUR	1,890	2,078
Republic of Serbia
7.250%, 09/28/2021	$	4,931	5,621
Ritekro
14.669%, 11/07/2022 (E) (G) (H)		914	457
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	194,743	3,545
7.750%, 09/16/2026		917,682	16,133
7.600%, 04/14/2021		487,263	8,575
7.600%, 07/20/2022		556,688	9,804
7.500%, 03/15/2018		139,947	2,456
7.050%, 01/19/2028		308,944	5,150
7.000%, 01/25/2023		263,765	4,507
7.000%, 08/16/2023		300,364	5,099
6.800%, 12/11/2019		602,520	10,361
6.700%, 05/15/2019		236,124	4,064
6.500%, 12/03/2014 (C)		22,770	381
6.400%, 05/27/2020		18,800	319
6.200%, 01/31/2018		145,934	2,533

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Russian Foreign Bond - Eurobond
4.875%, 09/16/2023	$	2,400	$2,572
4.875%, 09/16/2023 (B)		800	858
Russian Railways via RZD Capital
7.487%, 03/25/2031	GBP	1,300	1,951
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (A) (B)	$	2,292	2,357
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		3,893	4,271
6.800%, 11/22/2025		2,924	3,264
6.800%, 11/22/2025 (B)		150	167
5.450%, 11/22/2017 (B)		400	408

			101,291

Saudi Arabia — 0.2%
Saudi Government International Bond MTN
4.500%, 10/26/2046		1,087	1,072
3.250%, 10/26/2026		1,275	1,239

			2,311

Senegal — 0.0%
Republic of Senegal
8.750%, 05/13/2021 (B)		540	612
8.750%, 05/13/2021		90	102

			714

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021 (B)		832	949
4.875%, 02/25/2020		2,715	2,814

			3,763

Slovenia — 0.5%
Slovenia Government International Bond
5.850%, 05/10/2023		2,300	2,639
5.250%, 02/18/2024		4,825	5,416

			8,055

South Africa — 4.9%
Eskom Holdings
7.125%, 02/11/2025		1,750	1,767
7.125%, 02/11/2025 (B)		951	960
Republic of South Africa
10.500%, 12/21/2026	ZAR	201,223	16,593
8.875%, 02/28/2035		14,830	1,040
8.750%, 01/31/2044		20,346	1,371
8.750%, 02/28/2048		37,845	2,553
8.500%, 01/31/2037		124,633	8,325
8.250%, 03/31/2032		105,495	7,130
8.000%, 01/31/2030		160,312	10,848
7.250%, 01/15/2020		931	69
7.000%, 02/28/2031		103,711	6,361
6.750%, 03/31/2021		3,663	263
6.500%, 02/28/2041		39,901	2,101
6.250%, 03/31/2036		78,799	4,177

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 09/16/2025 (F)		$3,859	$4,152
4.875%, 04/14/2026		334	335
4.300%, 10/12/2028		2,621	2,460
Transnet SOC MTN
9.500%, 05/13/2021 (B)	ZAR	13,360	946

			71,451

Sri Lanka — 1.0%
Republic of Sri Lanka
6.850%, 11/03/2025		$4,839	5,005
6.850%, 11/03/2025 (B)		908	939
6.825%, 07/18/2026 (B)		909	939
6.825%, 07/18/2026		3,900	4,031
6.250%, 10/04/2020		533	561
6.250%, 07/27/2021		853	898
5.875%, 07/25/2022 (B)		2,445	2,509

			14,882

Supra-National — 0.3%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	676
7.200%, 07/09/2019	IDR	31,560,000	2,385
Inter-American Development Bank MTN
7.350%, 09/12/2018		20,140,000	1,527

			4,588

Suriname — 0.0%
Republic of Suriname
9.250%, 10/26/2026 (B)		$497	495

Thailand — 1.2%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	110
4.875%, 06/22/2029		22,000	768
3.875%, 06/13/2019		68,000	2,074
3.850%, 12/12/2025		61,664	1,969
3.650%, 12/17/2021		117,200	3,652
3.625%, 06/16/2023		148,077	4,635
3.400%, 06/17/2036		58,500	1,733
2.550%, 06/26/2020		40,000	1,192
2.125%, 12/17/2026		42,000	1,163
1.875%, 06/17/2022		15,000	430

			17,726

Trinidad & Tobago — 0.0%
Trinidad Generation UnLtd
5.250%, 11/04/2027 (B)		$489	487

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (B)		1,928	1,856
5.625%, 02/17/2024	EUR	700	748

			2,604

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkey — 6.2%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		$200	$207
5.375%, 10/24/2023 (B)		1,033	1,013
5.000%, 09/23/2021 (B)		538	531
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (B)		896	901
Hazine Mustesarligi
5.004%, 04/06/2023		1,221	1,221
KOC Holding
5.250%, 03/15/2023		1,840	1,863
Republic of Turkey
10.700%, 02/17/2021	TRY	19,572	5,321
10.600%, 02/11/2026		32,961	8,988
10.500%, 01/15/2020		3,143	856
10.400%, 03/27/2019		2,060	559
10.400%, 03/20/2024		2,250	607
9.500%, 01/12/2022		10,823	2,820
9.400%, 07/08/2020		29,131	7,651
9.200%, 09/22/2021		10,575	2,724
9.000%, 07/24/2024		16,629	4,183
8.800%, 11/14/2018		9,824	2,607
8.500%, 07/10/2019		3,658	956
8.500%, 09/14/2022		16,848	4,185
8.300%, 06/20/2018		4,251	1,130
8.000%, 03/12/2025		2,113	497
7.400%, 02/05/2020		30,131	7,554
7.375%, 02/05/2025		$1,151	1,305
7.100%, 03/08/2023	TRY	6,560	1,510
7.000%, 03/11/2019		$784	838
7.000%, 06/05/2020		2,190	2,390
6.875%, 03/17/2036		2,028	2,198
6.750%, 04/03/2018		1,374	1,427
6.750%, 05/30/2040		1,889	2,019
6.625%, 02/17/2045		1,220	1,299
6.250%, 09/26/2022		2,410	2,573
6.000%, 03/25/2027		6,996	7,267
6.000%, 01/14/2041		115	114
5.750%, 03/22/2024		333	346
5.125%, 03/25/2022		2,063	2,099
4.875%, 10/09/2026		710	683
4.875%, 04/16/2043		673	577
4.250%, 04/14/2026		2,171	2,010
3.000%, 08/02/2023	TRY	7,198	2,022
TC Ziraat Bankasi
4.250%, 07/03/2019 (B)		$940	937
TC Ziraat Bankasi MTN
4.750%, 04/29/2021 (B)		561	550
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,684

			90,222

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ukraine — 2.6%
Government of Ukraine
7.750%, 09/01/2019 (B)	$	714	$728
7.750%, 09/01/2020 (B)		8,757	8,740
7.750%, 09/01/2021 (B)		5,132	5,055
7.750%, 09/01/2022 (B)		7,053	6,773
7.750%, 09/01/2023 (B)		2,119	2,002
7.750%, 09/01/2024		1,350	1,262
7.750%, 09/01/2024 (B)		2,221	2,077
7.750%, 09/01/2025		300	278
7.750%, 09/01/2025 (B)		3,033	2,805
7.750%, 09/01/2026 (B)		625	574
7.750%, 09/01/2026		4,082	3,748
7.750%, 09/01/2027 (B)		523	480
7.750%, 09/01/2027		690	633
0.000%, 05/31/2040 (A) (B)		1,406	520
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (B)		1,711	1,716

			37,391

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037		1,800	2,078
MAF Global Securities (A)
7.125%, 10/29/2049		1,040	1,098
5.500%, 12/29/2049		870	870

			4,046

United Kingdom — 0.1%
Tullow Oil
6.250%, 04/15/2022		519	485
Vedanta Resources
6.375%, 07/30/2022 (B)		464	467

			952

Uruguay — 0.8%
Republic of Uruguay
5.100%, 06/18/2050		3,469	3,335
4.375%, 10/27/2027		3,623	3,782
4.125%, 11/20/2045		346	305
Republic of Uruguay PIK
7.875%, 01/15/2033		3,244	4,248

			11,670

Venezuela — 1.0%
Petroleos de Venezuela
6.000%, 05/16/2024		9,165	3,355
6.000%, 05/16/2024		7,785	2,849
6.000%, 11/15/2026		3,365	1,178
5.500%, 04/12/2037		1,552	528
5.375%, 04/12/2027		4,105	1,412
Republic of Venezuela
13.625%, 08/15/2018		1,716	1,433
13.625%, 08/15/2018		144	112

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.375%, 01/13/2034	$	3,061	$1,377
7.750%, 10/13/2019		1,974	1,106
7.650%, 04/21/2025		3,131	1,299

			14,649

Vietnam — 0.1%
Vietnam Government International Bond
4.800%, 11/19/2024		1,000	1,019

Zambia — 0.4%
Republic of Zambia
8.970%, 07/30/2027		1,848	1,931
8.970%, 07/30/2027 (B)		112	117
8.500%, 04/14/2024		2,419	2,489
8.500%, 04/14/2024 (B)		116	120
5.375%, 09/20/2022		968	883
5.375%, 09/20/2022 (B)		105	96

			5,636

Total Global Bonds (Cost $1,374,950) ($ Thousands)			1,361,717

LOAN PARTICIPATIONS — 0.2%

Singapore — 0.0%
Morton Bay
6.220%, 12/31/2013 (G) (H)		3,158	—

Venezuela — 0.2%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018		2,100	2,139

Total Loan Participations (Cost $5,258) ($ Thousands)			2,139

		Shares

COMMON STOCK — 0.0%
Pacific Exploration and Production*		17,891	556

Total Common Stock (Cost $2,928) ($ Thousands)			556

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP —0.8%
SEI Liquidity Fund, L.P.
0.870%**† (I)	12,022,981	$12,024

Total Affiliated Partnership (Cost $12,023) ($ Thousands)		12,024

Total Investments — 94.4% (Cost $1,395,159) ($ Thousands)		$1,376,436

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(178)	Jun-2017	$(105)
Euro-Buxl 30 Year Bond	(38)	Jun-2017	(78)
JSE Bond Future R186	470	May-2017	(28)
JSE Bond Future R2030	598	May-2017	(24)
JSE Bond Future R2035	283	May-2017	(31)
JSE Bond Future R2037	269	May-2017	(32)
JSE Bond Future R207	205	May-2017	7
JSE Bond Future R208	352	May-2017	18
Korea 3-Year Bond	199	Jun-2017	13
Long Gilt 10-Year Bond	(21)	Jun-2017	(12)
U.S. 10-Year Treasury Note	64	Jun-2017	(39)
U.S. 5-Year Treasury Note	(104)	Jun-2017	10
U.S. Ultra Long Treasury Bond	(7)	Jun-2017	(1)

			$(302)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/03/17-06/28/17	USD	14,476	MYR	64,518	$69
06/28/17	USD	674	MYR	2,991	(2)
04/03/17-06/28/17	MYR	29,728	USD	6,697	(15)
04/04/17-06/02/17	USD	20,255	BRL	65,592	316
04/04/17-06/02/17	USD	16,596	BRL	52,423	(192)
04/05/17-06/21/17	USD	24,696	EUR	23,344	286
04/05/17-06/21/17	USD	31,735	EUR	29,413	(241)
04/05/17-06/21/17	EUR	29,228	USD	31,528	234
04/05/17-06/21/17	EUR	58,875	USD	62,149	(846)
04/07/17-06/21/17	USD	39,061	MXN	787,541	2,486
06/21/17	MXN	78,400	USD	4,133	20
04/07/17-06/21/17	MXN	508,694	USD	26,164	(681)
04/10/17-04/21/17	USD	7,251	CLP	4,828,346	39
04/10/17-04/21/17	USD	7,326	CLP	4,835,250	(26)
04/10/17-05/03/17	TRY	60,399	USD	15,770	(706)
04/10/17-06/21/17	CLP	8,098,175	USD	12,518	318
04/11/17-06/02/17	BRL	83,352	USD	26,462	505
04/12/17-04/28/17	BRL	12,200	USD	3,799	(28)
04/12/17-05/04/17	EUR	18,984	PLN	82,771	573

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/12/17	EUR	2,657	PLN	11,229	$(8)
04/12/17-05/04/17	PLN	27,841	EUR	6,453	(120)
04/17/17-06/21/17	USD	8,177	PEI	26,888	53
04/17/17	USD	520	PEI	1,689	(1)
04/18/17	EUR	3,101	HUF	959,022	6
04/18/17	EUR	3,440	HUF	1,060,328	(7)
04/18/17	HUF	123,611	EUR	401	1
04/19/17-06/21/17	USD	15,001	ARS	243,488	378
04/20/17-07/19/17	USD	28,604	RUB	1,754,035	2,137
06/21/17	USD	4,389	RUB	251,431	(7)
04/20/17-07/19/17	RUB	3,861,050	USD	64,422	(3,308)
04/21/17-05/08/17	USD	5,660	INR	379,712	186
04/21/17-06/21/17	USD	34,183	THB	1,199,152	704
06/20/17-06/20/17	USD	956	THB	32,850	(1)
06/01/17	COP	978,863	USD	338	2
04/21/17-06/01/17	COP	42,471,421	USD	14,402	(179)
04/21/17-05/23/17	IDR	183,913,958	USD	13,390	(388)
04/24/17-04/24/17	USD	6,490	RON	27,424	(43)
04/24/17-04/24/17	USD	8,351	HUF	2,381,224	(95)
04/24/17	USD	2,676	ZAR	37,000	75
06/07/17-06/21/17	USD	12,312	ZAR	161,090	(449)
04/24/17-06/21/17	USD	25,753	PLN	104,050	507
04/24/17-05/03/17	USD	22,478	TRY	85,550	841
05/03/17-06/21/17	USD	5,798	TRY	21,372	(51)
04/24/17-06/21/17	ZAR	358,822	USD	27,343	854
04/24/17	HUF	680,400	USD	2,388	29
04/24/17	HUF	404,586	USD	1,400	(3)
04/25/17-07/20/17	USD	17,395	IDR	235,157,778	163
05/23/17-07/20/17	USD	1,750	IDR	23,450,315	(2)
04/28/17	PHP	138,825	USD	2,767	5
04/28/17	PHP	144,748	USD	2,876	(4)
06/16/17-06/16/17	EUR	3,635	RON	16,593	5
05/02/17	EUR	6,676	RON	30,174	(53)
05/10/17-06/21/17	USD	7,799	PHP	395,115	29
05/15/17	USD	2,498	SGD	3,476	(9)
05/15/17-06/23/17	USD	20,740	KRW	23,063,075	(84)
05/15/17-06/21/17	SGD	25,473	USD	18,081	(165)
06/23/17	KRW	2,053,530	USD	1,842	3
05/15/17-06/21/17	KRW	21,761,340	USD	19,208	(281)
05/22/17	USD	2,687	TWD	80,918	(19)
05/22/17-05/22/17	TWD	165,687	USD	5,415	(50)
05/31/17	THB	35,140	USD	1,006	(16)
06/01/17-06/21/17	USD	20,688	COP	60,928,265	151
06/21/17	GBP	1,630	USD	1,996	(45)
07/06/17-07/06/17	CAD	3,637	USD	2,719	(12)
08/07/17	USD	2,389	CZK	58,700	(29)
09/20/17	RON	13,960	USD	3,277	(16)
09/20/17-09/20/17	RON	57,023	EUR	12,542	79
03/21/18	USD	4,376	EGP	84,890	8
10/18/17-01/17/18	USD	4,657	EGP	79,907	(447)
10/31/17-11/14/17	USD	6,121	CNH	43,795	150
10/31/17-11/14/17	CNH	62,086	USD	8,943	51
12/20/17-12/20/17	CNY	137,374	USD	19,423	(146)

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/27/18	EUR	5,781	CZK	154,374	$21
12/19/18-12/20/18	EUR	12,759	CZK	338,247	(56)
09/27/18	CZK	26,087	EUR	978	(2)

					$2,451

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(17,386)	$17,261	$(125)
Citigroup	(297,499)	296,243	(1,256)
Goldman Sachs	(241,566)	243,865	2,299
HSBC	(24,730)	25,217	487
JPMorgan Chase Bank	(276,248)	276,505	257
Standard Bank	(57,118)	57,122	4
Standard Chartered	(8,700)	9,485	785

			$2,451

A list of the open OTC swap agreements held by the Fund at March 31, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	6-Month INR - MIBOR	6.495%	03/30/22	INR	26,000	$—
Citibank	0.35%	6-Month CZK - PRIBOR	06/27/21	CZK	15,000	6
Goldman Sachs	1.16%	6-Month CZK - PRIBOR	02/22/27	CZK	20,000	76
Goldman Sachs	6-Month PZL - WIBOR	2.87%	12/16/26	PZL	13,000	32
Goldman Sachs	28-DAY MXN - TIIE	6.38%	09/16/26	MXN	26,000	(101)
Goldman Sachs	COP Overnight Interbank Reference Rate	7.23%	05/04/26	COP	3,031,228	(93)
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/26	MXN	47,200	(210)
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/25	MXN	16,624	(69)
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	23,145	(79)
Goldman Sachs	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	800,000	(361)
Goldman Sachs	1-Year BRL-CDI	10.89%	01/03/23	BRL	5,012	86
Goldman Sachs	1-Day BRL - CETIP	11.99%	01/02/23	BRL	3,000	117
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	75,956	(248)
Goldman Sachs	6-Month PRIBOR - CZK	0.8725%	03/09/22	CZK	25,000	(10)
Goldman Sachs	6.70%	1-Day FBIL Overnight Mumbai MIBOR	03/06/22	INR	430,000	(60)
Goldman Sachs	7-Day China Fixing Repo Rates	3.63%	01/23/22	CNY	20,000	22
Goldman Sachs	6-Month HUF - BUBOR	1.27%	01/10/22	HUF	1,537,322	(21)
Goldman Sachs	1.39%	3-Month KRW - KWCDC	11/04/21	KRW	14,000,000	182
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	09/01/21	CZK	40,000	22
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	08/02/21	CZK	30,000	13
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	30,000	6
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/21	MXN	46,500	(157)
Goldman Sachs	1-Day BRL-CDI	12.73%	01/04/21	BRL	10,608	419
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	90,000	2
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	42,000	10
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	25,000	(2)
Goldman Sachs	1-Day BRL - CETIP	13.39%	01/02/19	BRL	14,395	340
Goldman Sachs	1-Day BRL - CETIP	13.42%	01/02/19	BRL	19,336	460
Goldman Sachs	3-Month KRW - KWCDC	1.32%	11/04/18	KRW	37,500,000	(119)
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/18	BRL	9,833	53
Goldman Sachs	1-Year BRL-CDI	11.98%	01/02/18	BRL	3,338	19
Goldman Sachs	1-Day BRL - CETIP	12.86%	01/02/18	BRL	35,816	272
JPMorgan Chase Bank	0.94%	6-Month CZK - PRIBOR	11/14/26	CZK	20,000	5
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	06/18/26	MXN	40,000	(189)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	300,000	(202)
JPMorgan Chase Bank	3.55%	1-Day CLP CLOIS	04/04/22	CLP	2,299,234	(7)
JPMorgan Chase Bank	6.69%	1-Day FBIL Overnight Mumbai MIBOR	03/14/22	INR	430,000	(56)
JPMorgan Chase Bank	7-Day China Fixing Repo Rates	3.90%	02/13/22	CNY	20,000	(15)
JPMorgan Chase Bank	0.73%	6-Month CZK - PRIBOR	02/10/22	CZK	20,000	(2)
JPMorgan Chase Bank	6-Month PZL - WIBOR	2.43%	12/14/21	PZL	11,000	19
JPMorgan Chase Bank	6-Month PZL - WIBOR	2.42%	12/12/21	PZL	3,300	5
JPMorgan Chase Bank	0.36%	6-Month CZK - PRIBOR	09/29/21	CZK	20,000	10
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	654,998	(54)
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	04/04/21	CZK	25,000	7
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/21	CZK	61,000	31

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Emerging Markets Debt Fund (Concluded)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	7.16%	COP Overnight Interbank Reference Rate	02/11/21	COP	10,000,000	$(219)
JPMorgan Chase Bank	7.11%	COP Overnight Interbank Reference Rate	01/22/21	COP	9,929,262	(210)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000	6
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	140,000	(8)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	250,000	(5)
JPMorgan Chase Bank	1-Day BRL BROIS	11.46%	01/02/20	BRL	3,649	52
JPMorgan Chase Bank	0.85%	6-Month HUF - BUBOR	10/10/19	HUF	3,000,000	(70)
JPMorgan Chase Bank	6.96%	1-Day COP - Columbia IBR Overnight Interbank	11/17/17	COP	28,888,912	63
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	5,732,291	(331)

						$(563)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	United Mexican States	SELL	1.00	6/20/26	(1,200)	$25

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3 Month USD LIBOR	11.54%	4/25/18	TRY	65,000	$(34)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017, is as follows:
Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Goldman Sachs	28-Day MXIBOR (TIIE)	7.92%	01/22/27	MXN	41,115	$81
Goldman Sachs	7.605%	28-Day MXIBOR (TIIE)	03/07/24	MXN	53,000	51
Goldman Sachs	6-Month PZL - WIBOR	2.51%	01/10/22	PZL	22,509	44
JPMorgan Chase Bank	1-Month MXN - MXIBOR	7.72%	12/03/26	MXN	8,000	10
JPMorgan Chase Bank	28-Day MXIBOR (TIIE)	7.58%	01/28/22	MXN	67,966	59

						$245

Percentages are based on Net Assets of $1,457,878 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 5).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $179,819 ($ Thousands), representing 12.3% of the Net Assets of the Fund.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(D)	Security is in default on interest payment.

(E)	The rate reported is the effective yield at the time of purchase.

(F)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 9). The total market value of securities on loan at March 31, 2017 was $11,513 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2017 was $457 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(H)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $457 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2017 was $12,024 ($ Thousands).

ARS — Argentine Peso

BROIS — BRL CETIP

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNH — Chinese Offshore Spot

CNY — Chinese Yuan

COP — Colombian Peso

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

FBIL — Board of Financial Benchmarks India

GBP — British Pound Sterling

HUF — Hungarian Forint

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

IBR — Interbank Rate

IDR — Indonesian Rupiah

INR — Indian Rupee

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

KWCDC — KRW Certificate of Deposit Rate

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MIBOR — Mumbai Interbank Offered Rate

MTN — Medium Term Note

MXIBOR — Mexican Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over the Counter

PEI — Peruvian Inti

PEN — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

WIBOR — Warsaw Interbank Offer Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,359,331	$2,386	$1,361,717
Loan Participations	—	2,139	—	2,139
Common Stock	556	—	—	556
Affiliated Partnership	—	12,024	—	12,024

Total Investments in Securities	$556	$1,373,494	$2,386	$1,376,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$102	$—	$—	$102
Unrealized Depreciation	(404)	—	—	(404)
Forwards Contracts*
Unrealized Appreciation	—	11,284	—	11,284
Unrealized Depreciation	—	(8,833)	—	(8,833)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	2,335	—	2,335
Unrealized Depreciation	—	(2,898)	—	(2,898)
Credit Default Swaps*
Unrealized Appreciation	—	25	—	25
Cross Currency Swaps*
Unrealized Depreciation	—	(34)	—	(34)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	245	—	245

Total Other Financial Instruments	$(302)	$2,124	$—	$1,822

(1)	Of the $2,386 ($ Thousands) in Level 3 securities as of March 31, 2017, $2,386 ($ Thousands) or 0.2% as a percent of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	47

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2017

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value†	$3,430,311	*	$1,651,725	*	$442,458	$1,364,412	*
Affiliated investments, at value††	349,011		153,760		—	12,024
Cash	76,913		27,719		13,433	74,907
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	6,118		—		1,353	5,014
Foreign currency, at value†††	—		4,756		—	—
Receivable for fund shares sold	5,783		3,484		364	1,156
Receivable for investment securities sold	6,603		23,806		38,022	10,656
Dividends and interest receivable	11,247		4,775		3,476	22,471
Unrealized gain on forward foreign currency contracts	—		—		3,467	11,284
Unrealized gain on foreign spot currency contracts	27		8		192	194
Swap contracts, at value††††	—		—		—	2,334
Foreign tax reclaim receivable	7,038		110		—	—
Receivable for variation margin	179		—		40	76
Prepaid expenses	44		17		5	16
Total Assets	3,893,274		1,870,160		502,810	1,504,544
Liabilities:
Payable upon return on securities loaned	247,248		143,184		—	12,023
Payable for investment securities purchased	8,056		9,143		35,835	18,301
Payable for fund shares redeemed	3,729		6,560		354	1,186
Swap contracts, at value††††	—		—		342	3,013
Foreign currency payable to custodian, at value†††	2,036		—		35	1,055
Payable for variation margin	480		—		81	408
Administration fees payable	1,007		635		176	553
Unrealized loss on foreign currency spot contracts	9		18		1,833	42
Unrealized loss on forward foreign currency contracts	—		—		3,912	8,833
Chief compliance officer fees payable	3		2		1	2
Administrative servicing fees payable	4		—		—	—
Shareholder servicing fees payable	956		339		92	286
Investment advisory fees payable	1,535		1,385		85	666
Accrued expense payable	409		378		114	298
Accrued foreign capital gains tax on appreciated securities	—		1,018		—	—
Total Liabilities	265,472		162,662		42,860	46,666
Net Assets	$3,627,802		$1,707,498		$459,950	$1,457,878
† Cost of investments	$3,192,937		$1,537,399		$457,166	$1,383,136
†† Cost of affiliated investments	349,016		153,761		—	12,023
††† Cost of foreign currency	(2,039)		4,768		(37)	(1,123)
†††† Cost (premiums paid)	—		—		223	107
* Includes market value of securities on loan	224,401		155,100		—	11,513

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

	International Equity Fund		Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$4,163,021		$1,722,395	$487,363	$1,549,456
Undistributed (distributions in excess of) net investment income	8,228		(8,713)	(23,615)	(13,318)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and swap contracts	(781,076)		(119,678)	14,241	(61,888)
Net unrealized appreciation (depreciation) on investments	237,369		114,325	(14,708)	(18,723)
Net unrealized appreciation (depreciation) on futures contracts	540		—	(304)	(302)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(280)		187	(2,908)	2,980
Net unrealized depreciation on swap contracts	—		—	(119)	(327)
Accumulated foreign capital gains tax on appreciated securities	—		(1,018)	—	—
Net Assets	$3,627,802		$1,707,498	$459,950	$1,457,878
Net Asset Value, Offering and Redemption Price Per Share — Class F(1)	$10.03		$10.69	$10.03	$9.94
	($3,379,110,979 ÷ 337,014,695 shares	)	($1,619,714,758 ÷ 151,528,776 shares )	($433,756,354 ÷ 43,248,591 shares )	($1,358,268,277 ÷ 136,678,382 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.02		N/A	N/A	N/A
	($4,136,098 ÷ 412,642 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.03		$10.70	$10.00	$9.96
	($244,554,479 ÷ 24,377,412 shares	)	($87,783,430 ÷ 8,205,829 shares )	($26,193,571 ÷ 2,618,063 shares )	($99,609,554 ÷ 9,996,502 shares )

(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	49

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2017

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$32,653	$11,958	$—	$—
Dividends from affiliated investments(1)	182	17	—	—
Interest Income	536	33	3,911	46,227
Security lending income — net(1)(2)	933	660	—	72
Less: foreign taxes withheld	(3,282)	(1,357)	(15)	(830)
Total Investment Income	31,022	11,311	3,896	45,469
Expenses:
Investment advisory fees	8,513	8,322	716	5,971
Administration fees	6,456	3,539	1,073	3,161
Shareholder servicing fees — Class F(3)	3,852	1,885	569	1,642
Shareholder servicing fees — Class I	5	—	—	—
Administrative servicing fees — Class I	5	—	—	—
Printing fees	343	164	51	146
Professional fees	170	56	25	73
Custodian/wire agent fees	80	417	47	269
Registration fees	41	12	4	12
Trustees’ fees	23	11	3	10
Overdraft fees	15	5	9	48
Chief compliance officer fees	8	4	1	3
Other expenses	66	38	78	69
Total Expenses	19,577	14,453	2,576	11,404
Less:
Waiver of investment advisory fees	—	(745)	(167)	(1,954)
Waiver of shareholder servicing fees	(6)	(3)	—	—
Net Expenses	19,571	13,705	2,409	9,450
Net Investment Income (Loss)	11,451	(2,394)	1,487	36,019
Net Realized Gain (Loss) on:
Investments	22,062	48,321	(2,388)	6,389
Futures contracts	21,488	—	2,206	(249)
Swap contracts	—	—	66	40
Foreign currency transactions	(2,276)	(515)	15,942	(26,114)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	162,627	63,916	(25,907)	(19,099)
Futures contracts	61	—	(240)	(397)
Swap contracts	—	—	64	1,211
Foreign capital gains tax on appreciated securities	—	249	—	—
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(33)	173	(1,646)	3,692
Net Increase (Decrease) in Net Assets Resulting from Operations	$215,380	$109,750	$(10,416)	$1,492

(1)	See Note 5 in the Notes to Financial Statements for additional information.
(2)	Income is from the investment of collateral in an affiliated security.
(3)	Effective January 31, 2017, Class A Shares were converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2017 (Unaudited) and the year ended September 30, 2016

	International Equity Fund		Emerging Markets Equity Fund
	2017	2016	2017	2016
Operations:
Net investment income (loss)	$11,451	$38,810	$(2,394)	$8,804
Net realized gain (loss) on investments and futures contracts	43,550	(89,758)	48,321	(78,102)
Net realized loss on forward foreign currency contracts and foreign currency transactions	(2,276)	(1,906)	(515)	(1,081)
Net change in unrealized appreciation on investments and futures contracts	162,688	202,774	63,916	354,258
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(33)	49	173	52
Net change in unrealized appreciation (depreciation) on foreign capital tax gains on appreciated securities	—	5	249	(1,097)
Net Increase in Net Assets Resulting from Operations	215,380	149,974	109,750	282,834
Dividends and Distributions to Shareholders:
Net investment income:
Class F(1)	(35,403)	(27,578)	(11,400)	(10,995)
Class I	(34)	(54)	N/A	N/A
Class Y	(3,118)	(1,652)	(816)	(481)
Total Dividends and Distributions	(38,555)	(29,284)	(12,216)	(11,476)
Capital Share Transactions:
Class F:(1)
Proceeds from shares issued	802,401	578,672	165,457	351,777
Reinvestment of dividends & distributions	32,564	25,415	10,641	10,181
Cost of shares redeemed	(349,306)	(553,805)	(181,289)	(427,796)
Net Increase (Decrease) from Class F Transactions	485,659	50,282	(5,191)	(65,838)
Class I:
Proceeds from shares issued	387	3,755	N/A	N/A
Reinvestment of dividends & distributions	16	23	N/A	N/A
Cost of shares redeemed	(803)	(4,492)	N/A	N/A
Net Decrease from Class I Transactions	(400)	(714)	N/A	N/A
Class Y:
Proceeds from shares issued	80,047	59,717	21,018	31,024
Reinvestment of dividends & distributions	3,059	1,652	788	481
Cost of shares redeemed	(20,210)	(32,774)	(11,829)	(18,477)
Net Increase from Class Y Transactions	62,896	28,595	9,977	13,028
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	548,155	78,163	4,786	(52,810)
Net Increase in Net Assets	724,980	198,853	102,320	218,548
Net Assets:
Beginning of Period	2,902,822	2,703,969	1,605,178	1,386,630
End of Period	$3,627,802	$2,902,822	$1,707,498	$1,605,178
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$8,228	$35,332	$(8,713)	$5,897
Capital Share Transactions:
Class F:(1)
Shares issued	85,200	62,276	16,447	40,420
Reinvestment of distributions	3,517	2,678	1,136	1,181
Shares redeemed	(36,796)	(60,234)	(18,058)	(48,860)
Total Class F Transactions	51,921	4,720	(475)	(7,259)
Class I:
Shares issued	41	401	N/A	N/A
Reinvestment of distributions	2	2	N/A	N/A
Shares redeemed	(85)	(491)	N/A	N/A
Total Class I Transactions	(42)	(88)	N/A	N/A
Class Y:
Shares issued	8,562	6,756	2,149	3,926
Reinvestment of distributions	330	174	84	56
Shares redeemed	(2,106)	(3,548)	(1,173)	(2,044)
Total Class Y Transactions	6,786	3,382	1,060	1,938
Net Increase (Decrease) in Shares Outstanding from Share Transactions	58,665	8,014	585	(5,321)

(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	51

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended March 31, 2017 (Unaudited) and the year ended September 30, 2016

	International Fixed Income Fund(1)		Emerging Markets Debt Fund
	2017	2016	2017	2016
Operations:
Net investment income	$1,487	$4,946	$36,019	$76,337
Net realized gain (loss) on investments, futures contracts and swap contracts	(116)	5,692	6,180	(5,758)
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	15,942	(16,154)	(26,114)	(76,847)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(26,083)	44,171	(18,285)	227,720
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1,646)	(3,295)	3,692	(948)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,416)	35,360	1,492	220,504
Dividends and Distributions to Shareholders:
Net investment income:
Class F(2)	(7,649)	(27,071)	(19,725)	—
Class Y	(502)	(1)	(1,654)	—
Net realized gains:
Class F(2)	(4,277)	(812)	—	—
Class Y	(232)	—	—	—
Total Dividends and Distributions	(12,660)	(27,884)	(21,379)	—
Capital Share Transactions:
Class F:(2)
Proceeds from shares issued	34,180	102,110	202,628	381,535
Reinvestment of dividends & distributions	10,886	25,432	17,802	—
Cost of shares redeemed	(86,258)	(133,070)	(296,489)	(360,386)
Net Increase (Decrease) from Class F Transactions	(41,192)	(5,528)	(76,059)	21,149
Class Y:
Proceeds from shares issued	14,197	17,670	22,406	29,615
Reinvestment of dividends & distributions	715	—	1,603	—
Cost of shares redeemed	(752)	(5,517)	(24,337)	(23,066)
Net Increase (Decrease) from Class Y Transactions	14,160	12,153	(328)	6,549
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(27,032)	6,625	(76,387)	27,698
Net Increase (Decrease) in Net Assets	(50,108)	14,101	(96,274)	248,202
Net Assets:
Beginning of Period	510,058	495,957	1,554,152	1,305,950
End of Period	$459,950	$510,058	$1,457,878	$1,554,152
Distributions in Excess of Net Investment Income Included in Net Assets at End of Period	$(23,615)	$(16,951)	$(13,318)	$(27,958)
Capital Share Transactions:
Class F:(2)
Shares issued	3,381	9,984	20,836	41,702
Reinvestment of distributions	1,084	2,578	1,904	—
Shares redeemed	(8,509)	(13,033)	(30,229)	(39,212)
Total Class F Transactions	(4,044)	(471)	(7,489)	2,490
Class Y:
Shares issued	1,393	1,784	2,338	3,391
Reinvestment of distributions	71	—	171	—
Shares redeemed	(75)	(556)	(2,446)	(2,494)
Total Class Y Transactions	1,389	1,228	63	897
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,655)	757	(7,426)	3,387

(1)	Class Y shares of the Fund commenced operations on October 30, 2015.
(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2017 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2017@	$9.58	$0.03	$0.53	$0.56	$(0.11)		$—	$(0.11)	$10.03	5.93%	$3,379,111	1.20	%(3)	1.20	%(3)	1.20	%(3)	0.68%	34%
2016	9.16	0.13	0.39	0.52	(0.10)		—	(0.10)	9.58	5.63	2,729,786	1.27	(3)(4)	1.27	(3)(4)	1.28	(3)(4)	1.36	45
2015	9.94	0.10	(0.69)	(0.59)	(0.19)		—	(0.19)	9.16	(5.98)	2,568,634	1.24	(3)	1.24	(3)	1.24	(3)	1.04	68
2014	9.71	0.18	0.18	0.36	(0.13)		—	(0.13)	9.94	3.66	2,682,482	1.24	(3)	1.24	(3)	1.24	(3)	1.78	60
2013	8.19	0.13	1.53	1.66	(0.14)		—	(0.14)	9.71	20.47	2,350,201	1.25	(3)	1.25	(3)	1.25	(3)	1.50	47
2012	7.29	0.14	0.92	1.06	(0.16)		—	(0.16)	8.19	14.76	1,842,851	1.26	(3)	1.26	(3)	1.26	(3)	1.75	56
Class I
2017@	$9.55	$0.02	$0.53	$0.55	$(0.08)		$—	$(0.08)	$10.02	5.80%	$4,136	1.45	%(5)	1.45	%(5)	1.45	%(5)	0.35%	34%
2016	9.15	0.10	0.38	0.48	(0.08)		—	(0.08)	9.55	5.27	4,341	1.52	(4)(5)	1.52	(4)(5)	1.52	(4)(5)	1.09	45
2015	9.92	0.08	(0.69)	(0.61)	(0.16)		—	(0.16)	9.15	(6.18)	4,956	1.49	(5)	1.49	(5)	1.49	(5)	0.76	68
2014	9.70	0.15	0.17	0.32	(0.10)		—	(0.10)	9.92	3.33	5,342	1.49	(5)	1.49	(5)	1.49	(5)	1.48	60
2013	8.18	0.11	1.52	1.63	(0.11)		—	(0.11)	9.70	20.19	5,953	1.50	(5)	1.50	(5)	1.50	(5)	1.21	47
2012	7.28	0.12	0.91	1.03	(0.13)		—	(0.13)	8.18	14.37	5,271	1.51	(5)	1.51	(5)	1.51	(5)	1.48	56
Class Y
2017@	$9.59	$0.05	$0.52	$0.57	$(0.13)		$—	$(0.13)	$10.03	6.05%	$244,555	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95%	34%
2016	9.18	0.16	0.37	0.53	(0.12)		—	(0.12)	9.59	5.77	168,721	1.02	(4)(6)	1.02	(4)(6)	1.03	(4)(6)	1.70	45
2015(7)	9.39	0.13	(0.34)	(0.21)	—		—	—	9.18	(2.24)	130,379	1.00	(6)	1.00	(6)	1.00	(6)	1.72	68
Emerging Markets Equity Fund
Class F(2)
2017@	$10.09	$(0.02)	$0.70	$0.68	$(0.08)		$—	$(0.08)	$10.69	6.81%	$1,619,715	1.74	%(8)	1.74	%(8)	1.83	%(9)	(0.32)%	32%
2016	8.43	0.05	1.68	1.73	(0.07)		—	(0.07)	10.09	20.66	1,532,960	1.76	(4)(8)	1.76	(4)(8)	1.86	(4)(9)	0.59	79
2015	10.76	0.07	(2.29)	(2.22)	(0.11)		—	(0.11)	8.43	(20.78)	1,342,618	1.72	(8)	1.72	(8)	1.82	(9)	0.67	67
2014	10.53	0.06	0.22	0.28	(0.05)		—	(0.05)	10.76	2.68	1,958,078	1.96	(8)	1.96	(8)	2.02	(9)	0.58	59
2013	10.25	0.06	0.28	0.34	(0.06)		—	(0.06)	10.53	3.29	1,413,683	1.96	(8)	1.96	(8)	2.04	(9)	0.52	78
2012	9.00	0.05	1.23	1.28	(0.03)		—	(0.03)	10.25	14.21	899,730	1.97	(8)	1.97	(8)	2.07	(9)	0.49	93
Class Y
2017@	$10.11	$—	$0.69	$0.69	$(0.10)		$—	$(0.10)	$10.70	6.97%	$87,783	1.49	%(10)	1.49	%(10)	1.58	%(11)	(0.03)%	32%
2016	8.45	0.09	1.66	1.75	(0.09)		—	(0.09)	10.11	20.95	72,218	1.52	(4)(10)	1.52	(4)(10)	1.62	(4)(11)	0.96	79
2015(7)	10.08	0.10	(1.73)	(1.63)	—		—	—	8.45	(16.17)	44,012	1.47	(10)	1.47	(10)	1.57	(11)	1.33	67
International Fixed Income Fund
Class F(2)
2017@	$10.51	$0.03	$(0.24)	$(0.21)	$(0.17)		$(0.10)	$(0.27)	$10.03	(2.01)%	$433,756	1.02	%(12)	1.02	%(12)	1.09	%(13)	0.61%	63%
2016	10.38	0.10	0.62	0.72	(0.57)		(0.02)	(0.59)	10.51	7.32	497,157	1.05	(4)(12)	1.05	(4)(12)	1.11	(4)(13)	0.98	106
2015	10.98	0.11	0.11	0.22	(0.82)		—	(0.82)	10.38	2.02	495,957	1.02	(12)	1.02	(12)	1.07	(13)	1.00	78
2014	10.42	0.14	0.48	0.62	(0.06)		—	(0.06)	10.98	5.96	523,784	1.02	(12)	1.02	(12)	1.20	(13)	1.32	104
2013	10.82	0.14	(0.06)	0.08	(0.48	)(14)	—	(0.48)	10.42	0.77	473,382	1.02	(12)	1.02	(12)	1.20	(13)	1.37	86
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(12)	1.02	(12)	1.21	(13)	1.60	103
Class Y
2017@	$10.50	$0.04	$(0.24)	$(0.20)	$(0.20)		$(0.10)	$(0.30)	$10.00	(1.94)%	$26,194	0.77	%(15)	0.77	%(15)	0.84	%(16)	0.87%	63%
2016(17)	10.45	0.12	0.55	0.67	(0.60)		(0.02)	(0.62)	10.50	7.51	12,901	0.80	(4)(15)	0.80	(4)(15)	0.87	(4)(16)	1.23	106
Emerging Markets Debt Fund
Class F(2)
2017@	$10.08	$0.25	$(0.24)	$0.01	$(0.15)		$—	$(0.15)	$9.94	0.17%	$1,358,268	1.36	%(18)	1.36	%(18)	1.64	%(19)	5.11%	41%
2016	8.66	0.49	0.93	1.42	—		—	—	10.08	16.40	1,453,586	1.39	(4)(18)	1.39	(4)(18)	1.65	(4)(19)	5.30	86
2015	10.20	0.47	(1.81)	(1.34)	(0.19)		(0.01)	(0.20)	8.66	(13.35)	1,227,567	1.36	(18)	1.36	(18)	1.61	(19)	4.91	71
2014	10.38	0.49	(0.29)	0.20	(0.31)		(0.07)	(0.38)	10.20	1.90	1,345,731	1.36	(18)	1.36	(18)	1.80	(19)	4.73	92
2013	12.07	0.47	(1.02)	(0.55)	(0.68)		(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(18)	1.36	(18)	1.81	(19)	4.20	90
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(18)	1.36	(18)	1.80	(19)	4.85	102
Class Y
2017@	$10.12	$0.26	$(0.25)	$0.01	$(0.17)		$—	$(0.17)	$9.96	0.24%	$99,610	1.11	%(20)	1.11	%(20)	1.39	%(21)	5.35%	41%
2016	8.67	0.52	0.93	1.45	—		—	—	10.12	16.72	100,565	1.14	(4)(20)	1.14	(4)(20)	1.40	(4)(21)	5.55	86
2015(7)	9.63	0.37	(1.28)	(0.91)	(0.05)		—	(0.05)	8.67	(9.48)	78,383	1.11	(20)	1.11	(20)	1.36	(21)	5.24	71

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	53

FINANCIAL HIGHLIGHTS (Concluded)

For the six months ended March 31, 2017 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.20%, 1.27%, 1.24%, 1.24%, 1.25% and 1.26% for 2017, 2016, 2015, 2014, 2013 and 2012.
(4)	The expense ratio includes proxy expenses outside the cap.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.45%, 1.52%, 1.49%, 1.49%, 1.50% and 1.51% for 2017, 2016, 2015, 2014, 2013 and 2012.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.95%, 1.02% and 0.99% for 2017, 2016 and 2015.
(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.74%, 1.76%, 1.71%, 1.96%, 1.96% and 1.96% for 2017, 2016, 2015, 2014, 2013 and 2012.
(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.83%, 1.86%, 1.71%, 2.02%, 2.04% and 2.06% for 2017, 2016, 2015, 2014, 2013 and 2012.
(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.49%, 1.52% and 1.46% for 2017, 2016 and 2015.
(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.58%, 1.62% and 1.46% for 2017, 2016 and 2015.
(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.02%, 1.05%, 1.02%, 1.02%, 1.02% and 1.02% for 2017, 2016, 2015, 2014, 2013 and 2012.
(13)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.09%, 1.11%, 1.07%, 1.20%, 1.20% and 1.20% for 2017, 2016, 2015, 2014, 2013 and 2012.
(14)	Includes a return of capital of $0.09 per share.
(15)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.77% and 0.80% for 2017 and 2016.
(16)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.84% and 0.87% for 2017 and 2016.
(17)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(18)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.36%, 1.39%, 1.36%, 1.36%, 1.36% and 1.36% for 2017, 2016, 2015, 2014, 2013 and 2012.
(19)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.64%, 1.65%, 1.61%, 1.80%, 1.81% and 1.80% for 2017, 2016, 2015, 2014, 2013 and 2012.
(20)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.11%, 1.14% and 1.11% for 2017, 2016 and 2015.
(21)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.39%, 1.40% and 1.36% for 2017, 2016 and 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. The Trust’s prospectuses provide a description of each Fund’s investment goal, principal strategies and risks. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

Effective January 31, 2017, Class A Shares of the Funds converted to Class F Shares of the same Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	55

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2017, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	57

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2017, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2017, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2017, if applicable.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2017, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	59

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of March 31, 2017, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

International Fixed Income Fund Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$—	$—	$(341,577)	$—	$(341,577)
Maximum potential amount of future payments	—	—	2,240,000	—	2,240,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$—	$—	$—	$—	$—	$—
>-101	—	—	—	—	2,240,000	2,240,000
Total	$—	$—	$—	$—	$2,240,000	$2,240,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	61

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2017 was as follows:

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2017 ($ Thousands)			Six months ended March 31, 2017 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$89	*	Net Assets — Unrealized depreciation on futures contracts	$393	*
Credit Contracts	Net Assets — Unrealized appreciation on swaps contracts	—	†	Net Assets — Unrealized depreciation on swaps contracts	119	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,467		Unrealized loss on forward foreign currency contracts	3,912

Total derivatives not accounted for as hedging instruments		$3,556			$4,424

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$102	*	Net Assets — Unrealized depreciation on futures contracts	$404	*
	Net Assets — Unrealized appreciation on swaps contracts	2,580	†	Net Assets — Unrealized depreciation on swaps contracts	2,898	†
Credit Contracts	Net Assets — Unrealized appreciation on swaps contracts	25	†	Net Assets — Unrealized depreciation on swaps contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,284		Unrealized loss on forward foreign currency contracts	8,833
	Net Assets — Unrealized appreciation on swaps contracts	—	†	Net Assets — Unrealized depreciation on swaps contracts	34	†

Total derivatives not accounted for as hedging instruments		$13,991			$12,169

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2017.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$562	$—	$25	$587
Foreign exchange contracts	1,690	28,793	—	30,483
Credit contracts	—	—	41	41
Equity contracts	(46)	—	—	(46)
Total	$2,206	$28,793	$66	$31,065

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(125)	$—	$21	$(104)
Foreign exchange contracts	—	47	—	47
Credit contracts	—	—	19	19
Equity contracts	(124)	—	—	(124)
Total	$(249)	$47	$40	$(162)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(183)	$—	$149	$(34)
Foreign exchange contracts	—	350	—	350
Credit contracts	—	—	(85)	(85)
Equity contracts	(57)	—	—	(57)
Total	$(240)	$350	$64	$174

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(373)	$—	$1,407	$1,034
Foreign exchange contracts	—	3,141	(231)	2,910
Credit contracts	—	—	35	35
Equity contracts	(24)	—	—	(24)
Total	$(397)	$3,141	$1,211	$3,955

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	63

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2017, ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$179	$—	$179	$480	$—	$480
International Fixed Income Fund	40	—	40	81	—	81
Emerging Markets Debt Fund	56	20	76	408	—	408

No securities have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2017 for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2017 amounted to $6,118 ($ Thousands), $1,123 ($ Thousands) and $2,627 ($ Thousands) for the International Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund, respectively.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2017 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged		Net Exposures^
ANZ	$73	$—	$73	$—	$—	$—	$73	$—		$73
Bank of America	18	—	18	22	—	22	(4)	—		(4)
Barclays PLC	—	—	—	351	—	351	351	—		351
BIC	94	—	94	55	—	55	39	—		39
BNP Paribas	408	—	408	5	—	5	403	—		403
Brown Brothers Harriman	171	—	171	48	—	48	123	—		123
BT Brokerage	27	—	27	6	—	6	21	—		21
Citigroup	383	—	383	1,451	—	1,451	(1,068)	—		(1,068)
Credit Suisse	—	—	—	—	97	97	(97)	—		(97)
Credit Suisse First Boston	23	—	23	10	—	10	13	—		13
Deutsche Bank	41	—	41	—	22	22	19	—		19
Goldman Sachs	265	—	265	403	—	403	(138)	138	*	—
HSBC	174	—	174	57	—	57	117	—		117
JPMorgan Chase Bank	1,009	—	1,009	432	—	432	577	—		577
Montgomery/Bank of America	258	—	258	32	—	32	226	—		226
Morgan Stanley	24	—	24	12	—	12	12	—		12

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

	Financial Derivative Assets			Financial Derivative Liabilities
	Forward			Forward
	Foreign		Total	Foreign		Total	Net Market	Collateral
	Currency	Swap	Over the	Currency	Swap	Over the	Value of OTC	(Received)/	Net
International Fixed Income Fund	Contracts	Agreements	Counter	Contracts	Agreements	Counter	Derivatives	Pledged	Exposures^
National Australia Capital Markets	$—	$—	$—	$2	$—	$2	$(2)	$—	$(2)
National Bank of Australia	131	—	131	657	—	657	526	—	526
RBC	8	—	8	83	—	83	(75)	—	(75)
Royal Bank of Scotland	4	—	4	98	—	98	(94)	—	(94)
Societe Generale	—	—	—	4	—	4	(4)	—	(4)
Standard Chartered	13	—	13	31	—	31	(18)	—	(18)
State Street	321	—	321	93	—	93	228	—	228
TD Securities	1	—	1	2	—	2	(1)	—	(1)
UBS	21	—	21	58	—	58	(37)	—	(37)
Total	$3,467	$—	$3,467	$3,912	$119	$4,031

	Financial Derivative Assets			Financial Derivative Liabilities
	Forward			Forward
	Foreign		Total	Foreign		Total	Net Market	Collateral
	Currency	Swap	Over the	Currency	Swap	Over the	Value of OTC	(Received)/	Net
Emerging Markets Debt Fund	Contracts	Agreements	Counter	Contracts	Agreements	Counter	Derivatives	Pledged	Exposures^
Barclays PLC	$—	$—	$—	$125	$—	$125	$(125)	$—	$(125)
Citibank	—	6	6	—	—	—	6	—	6
Citigroup	2,595	—	2,595	3,851	—	3,851	(1,256)	—	(1,256)
Goldman Sachs	4,229	2,307	6,536	1,930	1,530	3,460	5,000	—	5,000
HSBC	487	—	487	—	—	—	487	—	487
JPMorgan Chase Bank	2,705	292	2,997	2,448	1,402	3,850	5,000	—	5,000
Standard Bank	483	—	483	479	—	479	4	—	4
Standard Chartered	785	—	785	—	—	—	785	—	785
Total	$11,284	$2,605	$13,889	$8,833	$2,932	$11,765

^	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.
*	Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2017.

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended March 31, 2017 ($ Thousands):

	International Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$117,890	$—	$—
Ending Notional Balance Long	105,391	—	—
Interest Rate Contracts
Average Notional Balance Long	—	45,998	52,038
Average Notional Balance Short	—	57,669	51,834
Ending Notional Balance Long	—	54,890	56,328
Ending Notional Balance Short	—	60,237	66,596
Foreign Exchange Contracts
Average Notional Balance Short	—	24,597	—
Ending Notional Balance Short	—	23,915	—
Forward Foreign Currency Contracts:
Average Notional Balance Long	—	765,326	1,012,208
Average Notional Balance Short	—	768,153	1,014,135
Ending Notional Balance Long	—	1,059,403	965,619
Ending Notional Balance Short	—	1,057,317	968,221

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	65

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

	International Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Swaps:
Credit Contracts
Average Notional Balance Short	$—	$2,184	$2,914
Ending Notional Balance Short	—	2,240	1,200
Interest Rate Contracts
Average Notional Balance	—	2,240	198,574
Ending Notional Balance	—	2,240	232,777
Foreign Exchange Contracts
Average Notional Balance Long	—	—	9,194
Average Notional Balance Short	—	—	9,421
Ending Notional Balance Long	—	—	8,925
Ending Notional Balance Short	—	—	8,605

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (“SIDCo.”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I

Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the contractual and voluntary expense limitation for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class F(1)	0.505%	0.25%	—	1.24%
Class I	0.505%	0.25%	0.25%	1.49%
Class Y	0.505%	—	—	1.00%
Emerging Markets Equity Fund*
Class F(1)	1.05%	0.25%	—	N/A
Class Y	1.05%	—	—	N/A
International Fixed Income Fund
Class F(1)	0.30%	0.25%	—	1.02%
Class Y	0.30%	—	—	0.77%
Emerging Markets Debt Fund

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
Class F(1)	0.85%	0.25%	—	1.36%
Class Y	0.85%	—	—	1.11%

(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

*	Renewed as of January 31, 2017, SIMC has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2018 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable

The following is a summary of annual fees payable to the Administrator.

	Previous Contractual Fees	Administrative Fees as of January 1, 2017
	9/30/16 to 12/31/16	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2017, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Blackcrane Capital, LLC

Causeway Capital Management LLC

INTECH Investment Management LLC

Neuberger Berman Investment Advisers LLC

NWQ Investment Management Company, LLC

WCM Investment Management

Emerging Markets Equity Fund

Delaware Investment Fund Advisers, a series of

Delaware Management Business Trust

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd

Lazard Asset Management LLC

Neuberger Berman Investment Advisers LLC

PanAgora Asset Management, Inc.

RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Investec Asset Management Ltd.

Neuberger Berman Investment Advisers LLC

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each

sub-adviser receives an annual fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission

(“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. There were no such commissions for the six months ended March 31, 2017.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2017 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	67

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017 (Unaudited)

The following is summary of the transactions with affiliates for the six months ended March 31, 2017 ($ Thousands):

International Equity Fund

Security Description	Value at 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$284,416	$681,153	$(718,321)	$(5)	$(1)	$247,242	$933
SEI Daily Income Trust, Government Fund, Class F	34,929	538,346	(471,506)	—	—	101,769	182

Totals	$319,345	$1,219,499	$(1,189,827)	$(5)	$(1)	$349,011	$1,115

Emerging Markets Equity Fund
Security Description	Value at 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$245,981	$283,735	$(386,532)	$(1)	$(1)	$143,182	$660
SEI Daily Income Trust, Government Fund, Class F	6,665	66,566	(62,653)	—	—	10,578	17

Totals	$252,646	$350,301	$(449,185)	$(1)	$(1)	$153,760	$677

Emerging Markets Debt Fund
Security Description	Value at 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$36,124	$79,027	$(103,128)	$—	$1	$12,024	$72

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2017, the Trust had not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2017, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$66,525	$118,131
Other	1,530,151	493,499	212,432	397,776
Sales
U.S. Government	—	—	35,161	85,853
Other	1,061,272	535,790	263,857	530,269

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2016	$29,284	$—	$29,284
	2015	52,509	—	52,509
Emerging Markets Equity Fund	2016	11,476	—	11,476
	2015	18,640	—	18,640
International Fixed Income Fund	2016	27,843	41	27,884
	2015	38,714	—	38,714
Emerging Markets Debt Fund	2016	—	—	—
	2015	27,003	550	27,553

As of September 30, 2016, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Losses ($ Thousands)
International Equity Fund	$38,542	$—	$(801,314)	$—	$—	$51,148	$(420)	$(712,044)
Emerging Markets Equity Fund	12,421	—	(137,671)	—	—	12,821	(2)	(112,431)
International Fixed Income Fund	2,957	—	—	—	(3,557)	9,542	(13,279)	(4,337)
Emerging Markets Debt Fund	7,701	—	(37,895)	—	—	(5,964)	(35,533)	(71,691)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through September 30, 2016 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 9/30/16 ($ Thousands)
International Equity Fund	$19,275	$690,357	$709,632
Emerging Markets Equity Fund	—	10,206	10,206

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 9/30/2016* ($ Thousands)
International Equity Fund	$61,715	$29,967	$91,682
Emerging Markets Equity Fund	34,589	92,876	127,465
Emerging Markets Debt Fund	10,382	27,513	37,895

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	69

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2017 (Unaudited)

*	This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at September 30, 2016, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2017, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$3,541,953	$362,276	$(124,907)	$237,369
Emerging Markets Equity Fund	1,691,160	222,300	(107,975)	114,325
International Fixed Income Fund	457,166	5,155	(19,863)	(14,708)
Emerging Markets Debt Fund	1,395,159	54,223	(72,946)	(18,723)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2017 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$224,401	$224,401	$—
Emerging Markets Equity Fund	155,100	155,100	—
Emerging Markets Debt Fund	11,513	11,513	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2017, SPTC held of record the following:

Fund	Class F(1)	Class I	Class Y
International Equity Fund	97.45%	53.18%	28.17%
Emerging Markets Equity Fund	91.31%	—	48.70%
International Fixed Income Fund	96.79%	—	99.94%
Emerging Markets Debt Fund	97.69%	—	30.16%

(1)	Effective January 31, 2017, Class A Shares were converted to Class F Shares of the same Fund.

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2017.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	71

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class F(1)	$1,000.00	$1,059.30	1.20%	$6.16
Class I	1,000.00	1,058.00	1.45	7.44
Class Y	1,000.00	1,060.50	0.95	4.88
Hypothetical 5% Return
Class F(1)	$1,000.00	$1,018.95	1.20%	$6.04
Class I	1,000.00	1,017.70	1.45	7.29
Class Y	1,000.00	1,020.19	0.95	4.78
Emerging Markets Equity Fund
Actual Fund Return
Class F(1)	$1,000.00	$1,068.10	1.74%	$8.97
Class Y	1,000.00	1,069.70	1.49	7.69
Hypothetical 5% Return
Class F(1)	$1,000.00	$1,016.26	1.74%	$8.75
Class Y	1,000.00	1,017.50	1.49	7.49

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class F(1)	$1,000.00	$979.90	1.02%	$5.03
Class Y	1,000.00	980.60	0.77	3.80
Hypothetical 5% Return
Class F(1)	$1,000.00	$1,019.85	1.02%	$5.14
Class Y	1,000.00	1,021.09	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F(1)	$1,000.00	$1,001.70	1.36%	$6.79
Class Y	1,000.00	1,002.40	1.11	5.54
Hypothetical 5% Return
Class F(1)	$1,000.00	$1,018.15	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
(1)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

72	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 28-29, 2017 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 6-7, 2016 and March 28-29, 2017. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	73

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub- Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non- investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund and its voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

74	SEI Institutional International Trust / Semi-Annual Report / March 31, 2017

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2017	75

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SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Glenn Kurdziel

Assistant Controller

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-031 (3/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 9, 2017